UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-9545

Seligman Asset Allocation Series, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:      (212) 850-1864

Date of fiscal year end:	12/31
Date of reporting period:	6/30/08

ITEM 1. REPORTS TO STOCKHOLDERS.

Seligman
Asset Allocation Series, Inc.
(formerly, Seligman Time Horizon/Harvester Series, Inc.)

Formerly
Seligman Asset Allocation Aggressive Growth Fund	Seligman Time Horizon 30 Fund
Seligman Asset Allocation Growth Fund	Seligman Time Horizon 20 Fund
Seligman Asset Allocation Moderate Growth Fund	Seligman Time Horizon 10 Fund
Seligman Asset Allocation Balanced Fund	Seligman Harvester Fund
Mid-Year Report
June 30, 2008

Asset Allocation Strategies
Seeking to Manage Risk
Over Time
J. & W. SELIGMAN & CO.
INCORPORATED
ESTABLISHED 1864
100 Park Avenue, New York, NY 10017

Table of Contents

To The Shareholders	1

Performance Overview	2

Portfolio Overview	8

Understanding and
Comparing Your
Fund’s Expenses	9

Portfolios of Investments	11

Statements of
Assets and Liabilities	13

Statements of
Operations	15

Statements of
Changes in Net Assets	16

Notes to Financial
Statements	18

Financial Highlights	31

Board of Directors and
Executive Officers	47

Additional Fund
Information	48

Experience

Seligman has been in business for more than 140 years, at times playing a central role in the financial development of the country and its markets. Over that time, the firm has managed clients’ wealth through dramatic market changes and has remained a consistent, reliable presence on Wall Street. Today, Seligman is drawing on its long history and long-term perspective as we focus on the future and on developing investment solutions that help clients arrive at their goals.

Insight

Asset management is driven by insight — into the direction of the economy, how companies will perform, how markets will behave, and how investors will respond. Portfolio managers at the firm have been in the investment business, on average, for more than 20 years. Over that time, they have refined their ability to assess a company’s prospects, management, and products, while also weighing the impact of economic and market cycles, new trends, and developing technologies.

Solutions

Seligman’s commitment to the development of innovative investment products — including the nation’s first growth mutual fund, pioneering single-state municipal funds, and one of the country’s premier technology funds — defines our past and informs our future. Our ongoing research into the nature of investment risk — begun in the early 1990s — has resulted in the Seligman Time Horizon Matrix® asset allocation strategy that redefines the relationship between risk and reward over time. The strategy offers investors a variety of investment solutions for goals ranging from college savings to retirement planning. Whether you select Seligman for one investment product, or as a comprehensive asset manager, we believe we can help you reach your goals.

EXPERIENCE • INSIGHT • SOLUTIONS

To The Shareholders

We are pleased to present your mid-year shareholder report for Seligman Asset Allocation Series, Inc. This report contains each Fund’s investment results, portfolio of investments, and financial statements.

For the six months ended June 30, 2008, based on the net asset value of Class A shares (excluding sales charges), Seligman Asset Allocation Aggressive Growth Fund delivered a total return of –8.9%, and Seligman Asset Allocation Growth Fund delivered a total return of –9.2%. Their benchmark, the Dow Jones Aggressive Portfolio Index, returned –10.0% for the same period. Seligman Asset Allocation Moderate Growth Fund delivered a total return of –8.2%. Its benchmark, the Dow Jones Moderately Aggressive Portfolio Index, returned –7.9%. Seligman Asset Allocation Balanced Fund delivered a total return of –5.8%. Its benchmark, the Dow Jones Moderate Portfolio Index, delivered a total return of –5.7% for the same period.

On May 16, 2008, Class D shares of the Funds were converted to Class C shares at their respective net asset values. The conversion did not affect individual shareholder account values. Effective at the close of business on May 16, 2008, Class D shares are no longer offered by the Funds.

On July 7, 2008, Ameriprise Financial, Inc. (“Ameriprise”) announced an agreement to acquire J. & W. Seligman & Co. Incorporated (“Seligman”), the Series’ manager, in a transaction that is likely to close in the fourth quarter of 2008. Consummation of the acquisition of Seligman will result in Seligman becoming a wholly-owned subsidiary of RiverSource Investments, LLC (“RiverSource”), a subsidiary of Ameriprise, and a change of control of Seligman and an assignment and automatic termination of the Series’ current management agreement with Seligman. On July 29, 2008, the Series’ Board approved, with respect to each Fund, a new advisory agreement with RiverSource, and a new administration agreement with Ameriprise. The new advisory agreement will be presented to the shareholders of each Fund for their approval.

Thank you for your continued support of Seligman Asset Allocation Series.

By order of the Board of Directors,

William C. Morris	Brian T. Zino
Chairman	President

August 25, 2008

Performance Overview

This section of the report is intended to help you understand the performance of each Fund of Seligman Asset Allocation Series and to provide a summary of each Fund’s portfolio characteristics.

Performance data quoted in this report represents past performance and does not guarantee or indicate future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of each Fund as of the most recent month end will be made available at www.seligman.com1 by the seventh business day following that month end. Calculations assume reinvestment of distributions, if any. Performance data quoted does not reflect the deduction of taxes that an investor may pay on distributions or the redemption of shares. J. & W. Seligman & Co. Incorporated (the “Manager”) waived certain fees and reimbursed certain expenses of each Fund other than distribution and service (12b-1) fees, as described in the Series’ prospectus. Absent such waivers and reimbursements, returns and yields would have been lower.

Returns for Class A shares are calculated with and without the effect of the initial 5.75% maximum sales charge that became effective on January 7, 2008. Returns for Class B shares are calculated with and without the effect of the maximum 5% contingent deferred sales charge (“CDSC”), charged on redemptions made within one year of the date of purchase, declining to 1% in the sixth year and 0% thereafter. Returns for Class C shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of purchase. Returns for Class C shares would have been lower for periods prior to June 4, 2007 if the 1% initial sales charge then in effect was incurred. On May 16, 2008, Class D shares of the Funds were converted to Class C shares at their respective net asset values. Effective at the close of business on May 16, 2008, Class D shares are no longer offered by the Funds.

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[1]

The website reference is an inactive textual reference and information contained in or otherwise accessible through the website does not form a part of this report or the Series’ prospectus or statement of additional information.

Performance Overview
Seligman Asset Allocation Aggressive Growth Fund

Investment Results
Total Returns
For Periods Ended June 30, 2008
		Average Annual
	Six Months*	One Year	Five Years	Since Inception†
Class A
With Sales Charge	(14.12)%	(13.72)%	12.07%	2.26%
Without Sales Charge	(8.85)	(8.42)	13.39	2.98
Class B
With CDSC#	(13.69)	(13.35)	12.32	n/a
Without CDSC	(9.14)	(9.03)	12.57	2.28	##
Class C
With 1% CDSC	(10.05)	(9.90)	n/a	n/a
Without CDSC	(9.14)	(9.03)	12.57	2.23
Benchmarks**
Dow Jones Aggressive Portfolio Index	(10.00)	(14.12)	9.75	3.50	††
S&P 500 Index	(11.90)	(13.11)	7.57	0.15
Lipper Fund of Funds (Affiliated) Average	(7.63)	(7.24)	7.27	3.21
Lipper Multi-Cap Core Funds Average	(10.62)	(11.89)	8.26	4.24

Net Asset Value Per Share
	6/30/08	12/31/07	6/30/07
Class A	$8.03	$8.81	$9.29
Class B	7.65	8.42	8.86
Class C	7.65	8.42	8.86

See footnotes on page 7.

Performance Overview
Seligman Asset Allocation Growth Fund

Investment Results
Total Returns
For Periods Ended June 30, 2008
		Average Annual
	Six Months*	One Year	Five Years	Since Inception†
Class A
With Sales Charge	(14.37)%	(14.28)%	11.42%	1.96%
Without Sales Charge	(9.17)	(9.01)	12.73	2.68
Class B
With CDSC#	(14.06)	(13.97)	11.65	n/a
Without CDSC	(9.54)	(9.80)	11.90	1.95	##
Class C
With 1% CDSC	(10.44)	(10.64)	n/a	n/a
Without CDSC	(9.54)	(9.80)	11.90	1.88
Benchmarks**
Dow Jones Aggressive Portfolio Index	(10.00)	(14.12)	9.75	3.50	††
S&P 500 Index	(11.90)	(13.11)	7.57	0.15
Lipper Fund of Funds (Affiliated) Average	(7.63)	(7.24)	7.27	3.21
Lipper Multi-Cap Core Funds Average	(10.62)	(11.89)	8.26	4.24

Net Asset Value Per Share
	6/30/08	12/31/07	6/30/07
Class A	$7.63	$8.40	$9.11
Class B	7.21	7.97	8.65
Class C	7.21	7.97	8.65

See footnotes on page 7.

Performance Overview
Seligman Asset Allocation Moderate Growth Fund

Investment Results
Total Returns
For Periods Ended June 30, 2008
		Average Annual
	Six Months*	One Year	Five Years	Since Inception†
Class A
With Sales Charge	(13.40)%	(12.89)%	9.78%	1.58%
Without Sales Charge	(8.16)	(7.55)	11.10	2.30
Class B
With CDSC#	(13.11)	(12.85)	9.97	n/a
Without CDSC	(8.53)	(8.40)	10.24	1.54	##
Class C
With 1% CDSC	(9.45)	(9.29)	n/a	n/a
Without CDSC	(8.53)	(8.40)	10.24	1.51
Benchmarks**
Dow Jones Moderately Aggressive
Portfolio Index	(7.86)	(10.39)	8.64	4.13	††
S&P 500 Index	(11.90)	(13.11)	7.57	0.15
Lipper Fund of Funds (Affiliated) Average	(7.63)	(7.24)	7.27	3.21
Lipper Multi-Cap Core Funds Average	(10.62)	(11.89)	8.26	4.24

Net Asset Value Per Share
	6/30/08	12/31/07	6/30/07
Class A	$7.43	$8.09	$8.33
Class B	7.29	7.97	8.18
Class C	7.29	7.97	8.18

See footnotes on page 7.

Performance Overview
Seligman Asset Allocation Balanced Fund

Investment Results
Total Returns
For Periods Ended June 30, 2008
		Average Annual
	Six Months*	One Year	Five Years	Since Inception†
Class A
With Sales Charge	(11.12)%	(12.58)%	5.94%	(0.21)%
Without Sales Charge	(5.76)	(7.28)	7.19	0.50
Class B
With CDSC#	(10.78)	(12.44)	6.09	n/a
Without CDSC	(6.12)	(7.98)	6.40	(0.23)##
Class C
With 1% CDSC	(7.05)	(8.87)	n/a	n/a
Without CDSC	(6.12)	(7.98)	6.40	(0.29)
Benchmarks**
Dow Jones Moderate Portfolio Index	(5.72)	(6.37)	7.49	4.80 ††
Lehman Brothers U.S. Government/Credit Index	0.98	7.24	3.58	6.42
S&P 500 Index	(11.90)	(13.11)	7.57	0.15
Lipper Fund of Funds (Affiliated) Average	(7.63)	(7.24)	7.27	3.21
Lipper Mixed-Asset Target Allocation
Moderate Funds Average	(6.31)	(5.78)	6.16	4.41

Net Asset Value Per Share
	6/30/08	12/31/07	6/30/07
Class A	$5.88	$6.30	$6.59
Class B	5.88	6.30	6.59
Class C	5.88	6.30	6.59

See footnotes on page 7.

Performance Overview

*	Returns for periods of less than one year are not annualized.
**

The Dow Jones Aggressive Portfolio Index, the Dow Jones Moderately Aggressive Portfolio Index and the Dow Jones Moderate Portfolio Index (“Dow Jones Indices”), the Lehman Brothers U.S. Government/Credit Index (“Lehman Index”), the Standard & Poor’s 500 Composite Stock Index (“S&P 500 Index”), the Lipper Fund of Funds (Affiliated) Average, the Lipper Mixed-Asset Target Allocation Moderate Funds Average and the Lipper Multi-Cap Core Funds Average are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of fees, taxes, and sales charges. The Dow Jones Indices, the Lehman Index and the S&P 500 Index also exclude the effect of expenses. The Dow Jones Aggressive Portfolio Index measures balanced and multi-asset-class portfolios with risk profiles that are set monthly at 100% of the current risk of an all-equity stock portfolio. The Dow Jones Moderately Aggressive Portfolio Index measures balanced and multi-asset-class portfolios with risk profiles that are set monthly at 80% of the current risk of an all-equity stock portfolio. The Dow Jones Moderate Portfolio Index measures balanced and multi-asset-class portfolios with risk profiles that are set monthly at 60% of the current risk of an all-equity stock portfolio. Dow Jones equity indices make up the stock component and Lehman Brothers indices make up the bond and cash components of the Dow Jones Indices. The Lehman Index is composed of all bonds that are investment grade (rated Baa or higher by Moody’s or BBB or higher by S&P, if unrated by Moody’s). The S&P 500 Index measures the performance of 500 of the largest US companies based on market capitalization. The Lipper Fund of Funds (Affiliated) Average measures the performance of funds that invest 80% or more of their assets in mutual funds that are managed by an affiliated investment manager. The Lipper Mixed-Asset Target Allocation Moderate Funds Average measures the performance of funds that, by portfolio practice, maintain a mix of between 40% - 60% equity securities, with the remainder invested in bonds, cash and cash equivalents. The Lipper Multi-Cap Core Funds Average measures the performance of funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% and 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Investors cannot invest directly in an index or average.

#	The CDSC is 5% if you sell your shares within one year of purchase and 2% for the five-year period.
##	Return for Class B shares since inception reflects automatic conversion to Class A shares approximately eight years after their date of purchase.
†	Commencement of investment operations for Class A shares was 1/10/00. Class A share returns were computed from the commencement of investment operations. Class B, C, and D shares were offered to the public on 1/10/00, but were first issued at the dates indicated below. Total returns for Class B, C, and D shares of the Fund have been computed from the commencement of investment operations and incorporate the total return of Class A shares of the Fund from the commencement of investment operations through the initial issuance date of each of the other classes of shares, adjusted to reflect the higher expenses associated with the Administration, Shareholder Services and Distribution Plan for those classes that would have been incurred had they first been issued on the commencement of investment operations date. The total returns of Class B, C, and D shares from their individual initial issuance dates would be different, and may be lower, than those shown above.

	Class B	Class C	Class D
Aggressive Growth Fund	4/24/00	2/8/00	2/14/00
Growth Fund	3/21/00	1/18/00	1/21/00
Moderate Growth Fund	2/18/00	3/6/00	2/15/00
Balanced Fund	2/17/00	1/18/00	2/29/00

††  From December 31, 1999.

Portfolio Overview

Seligman Asset Allocation Aggressive Growth Fund

Allocation to Underlying Funds	Percent of Portfolio
	6/30/08	12/31/07
Domestic Equity Funds	60.1	60.1
Global Equity Funds	35.0	35.0
REIT Fund	4.9	4.9
Total	100.0	100.0

Seligman Asset Allocation Growth Fund

Allocation to Underlying Funds	Percent of Portfolio
	6/30/08	12/31/07
Domestic Equity Funds	58.0	57.8
Global Equity Funds	32.1	32.2
REIT Fund	9.9	10.0
Total	100.0	100.0

Seligman Asset Allocation Moderate Growth Fund

Allocation to Underlying Funds	Percent of Portfolio
	6/30/08	12/31/07
Domestic Equity Funds	55.8	55.7
Fixed Income Fund	10.2	10.0
Global Equity Funds	24.7	24.6
REIT Fund	9.3	9.7
Total	100.0	100.0

Seligman Asset Allocation Balanced Fund

Allocation to Underlying Funds	Percent of Portfolio
	6/30/08	12/31/07
Domestic Equity Funds	44.9	45.2
Fixed Income Funds	30.6	29.9
Global Equity Fund	9.8	10.2
REIT Fund	14.7	14.7
Total	100.0	100.0

Understanding and Comparing
Your Fund’s Expenses

As a shareholder of a Fund of the Series, you incur ongoing expenses, such as management fees, distribution and service (12b-1) fees, and other Fund expenses. The information below is intended to help you understand your ongoing expenses (in dollars) of investing in a Fund and to compare them with the ongoing expenses of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing expenses only and do not reflect the operating expenses of the Underlying Funds, or any transactional costs, such as sales charges (also known as loads) on certain purchases or redemptions. Therefore, the table is useful in comparing ongoing expenses only, and will not help you determine the relative total expenses of owning different funds. In addition, if Underlying Fund expenses and transactional costs were included, your total expenses would have been higher.

The table is based on an investment of $1,000 invested at the beginning of January 1, 2008 and held for the entire six-month period ended June 30, 2008.

Actual Expenses
The table below provides information about actual expenses and actual account values. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value at the beginning of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” for the share class of the Fund you own to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The table below also provides information about hypothetical expenses and hypothetical account values based on the actual expense ratio of each Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any Fund. The hypothetical expenses and account values may not be used to estimate the ending account value or the actual expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

(Continued on next page.)

Understanding and Comparing
Your Fund’s Expenses (continued)

			Actual		Hypothetical
	Beginning		Ending		Ending
	Account	Annualized	Account	Expenses Paid	Account	Expenses Paid
	Value	Expense	Value	During Period	Value	During Period
Fund	1/1/08	Ratio*	6/30/08	1/1/08 to 6/30/08**	6/30/08	1/1/08 to 6/30/08**
Aggressive Growth Fund
Class A	$1,000.00	0.40%	$911.50	$1.90	$1,022.87	$2.01
Class B	1,000.00	1.15	908.60	5.46	1,019.14	5.77
Class C	1,000.00	1.16	908.60	5.50	1,019.10	5.82
Growth Fund
Class A	1,000.00	0.40	908.30	1.90	1,022.87	2.01
Class B	1,000.00	1.15	904.60	5.45	1,019.14	5.77
Class C	1,000.00	1.16	904.60	5.49	1,019.10	5.82
Moderate Growth Fund
Class A	1,000.00	0.25	918.40	1.19	1,023.62	1.26
Class B	1,000.00	1.00	914.70	4.76	1,019.89	5.02
Class C	1,000.00	1.01	914.70	4.81	1,019.84	5.07
Balanced Fund
Class A	1,000.00	0.26	942.40	1.26	1,023.57	1.31
Class B	1,000.00	1.01	938.80	4.87	1,019.84	5.07
Class C	1,000.00	1.01	938.80	4.87	1,019.84	5.07

*

Expenses of Class B and Class C shares are higher than expenses of Class A shares due to the higher 12b-1 fees paid by Class B and Class C shares. See the Series’ prospectus for a description of each share class and its expenses and sale charges. J. & W. Seligman & Co. Incorporated, the Manager, waives its investment management fee and/or reimburses a portion of each Fund’s expenses, other than distribution and service (12b-1) fees, as described in Note 4. Absent such waiver/reimbursement, the expense ratios and expenses paid for the period would have been higher.

**

Expenses are equal to each Fund’s annualized expense ratio based on actual expenses for the period January 1, 2008 to June 30, 2008, multiplied by the average account value over the period, multiplied by 182/366 (number of days in the period).

Portfolios of Investments (unaudited)
June 30, 2008

Seligman Asset Allocation Aggressive Growth Fund†

	Shares	Value
Domestic Equity Funds 59.9%
Seligman Capital Fund*	189,216	$4,876,096
Seligman Communications and Information Fund*	98,971	3,486,748
Seligman Frontier Fund*ø	63,781	662,047
Seligman Growth Fund*	128,790	655,541
Seligman Large-Cap Value Fund	46,483	649,832
Seligman Smaller-Cap Value Fund*ø	211,195	2,819,453
		13,149,717
Global Equity Funds 34.9%
Seligman Emerging Markets Fund*ø	161,572	2,207,074
Seligman Global Smaller Companies Fund*ø	302,285	4,374,064
Seligman International Growth Fund*ø	77,310	1,089,298
		7,670,436
REIT Fund 4.9%
Seligman LaSalle Global Real Estate Fund	215,597	1,080,141
Total Investments In Underlying Funds (Cost $19,627,845) 99.7%		21,900,294
Other Assets Less Liabilities 0.3%		61,877
Net Assets 100.0%		$21,962,171

Seligman Asset Allocation Growth Fund†
	Shares	Value
Domestic Equity Funds 58.1%
Seligman Capital Fund*	186,761	$4,812,831
Seligman Communications and Information Fund*	89,699	3,160,096
Seligman Frontier Fund*ø	92,490	960,046
Seligman Growth Fund*	560,284	2,851,845
Seligman Large-Cap Value Fund	202,217	2,826,994
Seligman Smaller-Cap Value Fund*ø	281,976	3,764,380
		18,376,192
Global Equity Funds 32.1%
Seligman Emerging Markets Fund*ø	234,298	3,200,511
Seligman Global Smaller Companies Fund*ø	372,411	5,388,787
Seligman International Growth Fund*ø	112,109	1,579,616
		10,168,914
REIT Fund 9.9%
Seligman LaSalle Global Real Estate Fund	624,946	3,130,979
Total Investments In Underlying Funds (Cost $29,837,220) 100.1%		31,676,085
Other Assets Less Liabilities (0.1)%		(46,340)
Net Assets 100.0%		$31,629,745

See footnotes on page 12.

Portfolios of Investments (unaudited)
June 30, 2008

Seligman Asset Allocation Moderate Growth Fund†
	Shares	Value
Domestic Equity Funds 56.2%
Seligman Capital Fund*	295,103	$7,604,804
Seligman Communications and Information Fund*	101,747	3,584,547
Seligman Growth Fund*	662,452	3,371,881
Seligman Large-Cap Value Fund	224,992	3,145,388
Seligman Smaller-Cap Value Fund*ø	182,117	2,431,262
		20,137,882
Fixed-Income Fund 10.3%
Seligman High-Yield Fund	1,261,467	3,683,484
Global Equity Funds 24.8%
Seligman Emerging Markets Fund*ø	129,644	1,770,937
Seligman Global Smaller Companies Fund*ø	247,410	3,580,023
Seligman International Growth Fund*ø	251,466	3,543,156
		8,894,116
REIT Fund 9.4%
Seligman LaSalle Global Real Estate Fund	671,604	3,364,736
Total Investments In Underlying Funds (Cost $33,703,899) 100.7%		36,080,218
Other Assets Less Liabilities (0.7)%		(264,672)
Net Assets 100.0%		$35,815,546

Seligman Asset Allocation Balanced Fund†
	Shares	Value
Domestic Equity Funds 44.8%
Seligman Capital Fund*	65,188	$1,679,895
Seligman Common Stock Fundø	186,048	1,808,387
Seligman Growth Fund*	392,697	1,998,828
Seligman Large-Cap Value Fund	140,288	1,961,226
		7,448,336
Fixed-Income Funds 30.6%
Seligman Cash Management Fund	854,096	854,096
Seligman Core Fixed Income Fund	248,283	1,710,670
Seligman High-Yield Fund	566,633	1,654,568
Seligman U.S. Government Securities Fund	124,142	861,545
		5,080,879
Global Equity Fund 9.8%
Seligman International Growth Fund*ø	116,123	1,636,173
REIT Fund 14.7%
Seligman LaSalle Monthly Dividend Real Estate Fundø	431,361	2,437,190
Total Investments In Underlying Funds (Cost $16,386,141) 99.9%		16,602,578
Other Assets Less Liabilities 0.1%		15,156
Net Assets 100.0%		$16,617,734

†	The Fund and each of the investment companies in which the Fund invests may be deemed to be affiliates of one another (Note 8).
*	Non-income producing security.
ø	Security has paid capital gain distributions during the twelve months ended June 30, 2008.
See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)
June 30, 2008

	Seligman		Seligman	Seligman
	Asset	Seligman	Asset	Asset
	Allocation	Asset	Allocation	Allocation
	Aggressive	Allocation	Moderate	Balanced
	Growth Fund	Growth Fund	Growth Fund	Fund
Assets:
Investments in Underlying Funds, at value
(see portfolios of investments)	$21,900,294	$31,676,085	$36,080,218	$16,602,578
Cash	77,118	128,855	—	18,313
Receivable for Capital Stock sold	50,525	68,116	63,220	51,796
Prepaid registration fees	22,397	24,524	22,696	22,950
Receivable from the Manager (Note 4)	6,675	4,409	13,260	8,466
Dividends receivable	—	—	11,906	9,379
Other	1,138	1,246	1,299	1,118
Total Assets	22,058,147	31,903,235	36,192,599	16,714,600

Liabilities:
Payable for Capital Stock repurchased	67,779	242,551	235,643	65,114
Payable for securities purchased	7,803	—	—	—
Distribution and service (12b-1) fees payable	6,407	11,123	13,354	5,339
Bank overdraft	—	—	105,196	—
Dividends payable	—	—	—	11,526
Accrued expenses and other	13,987	19,816	22,860	14,887
Total Liabilities	95,976	273,490	377,053	96,866
Net Assets	$21,962,171	$31,629,745	$35,815,546	$16,617,734

Composition of Net Assets:
Capital Stock, at $0.001 par value:
Class A	$1,563	$2,007	$2,201	$1,295
Class B	454	756	735	323
Class C	776	1,508	1,935	1,209
Additional paid-in capital	18,491,799	27,826,069	31,653,158	16,995,472
Undistributed (accumulated) net
investment income (loss) (Note 6)	(63,411)	(81,884)	136,788	40,699
Undistributed (accumulated) net realized
gain (loss) (Note 6)	1,258,541	2,042,424	1,644,410	(637,701)
Net unrealized appreciation of investments	2,272,449	1,838,865	2,376,319	216,437
Net Assets	$21,962,171	$31,629,745	$35,815,546	$16,617,734

Investments in Underlying Funds, at cost	$19,627,845	$29,837,220	$33,703,899	$16,386,141

(Continued on page 14.)

Statements of Assets and Liabilities (unaudited)
June 30, 2008

	Seligman		Seligman	Seligman
	Asset	Seligman	Asset	Asset
	Allocation	Asset	Allocation	Allocation
	Aggressive	Allocation	Moderate	Balanced
	Growth Fund	Growth Fund	Growth Fund	Fund
Net Assets:
Class A	$12,558,240	$15,306,756	$16,349,053	$7,612,496
Class B	3,473,897	5,448,723	5,360,134	1,896,587
Class C	5,930,034	10,874,266	14,106,359	7,108,651

Shares of Capital Stock Outstanding:
Class A	1,563,408	2,006,988	2,201,435	1,295,068
Class B	454,291	755,723	735,292	322,644
Class C	775,480	1,508,183	1,935,092	1,209,291

Net Asset Value per Share:
Class A	$8.03	$7.63	$7.43	$5.88
Class B	$7.65	$7.21	$7.29	$5.88
Class C	$7.65	$7.21	$7.29	$5.88

See Notes to Financial Statements.

Statements of Operations (unaudited)
For the Six Months Ended June 30, 2008

	Seligman		Seligman	Seligman
	Asset	Seligman	Asset	Asset
	Allocation	Asset	Allocation	Allocation
	Aggressive	Allocation	Moderate	Balanced
	Growth Fund	Growth Fund	Growth Fund	Fund
Investment Income:
Dividends from Underlying Funds*	$16,134	$48,218	$226,819	$218,669

Expenses:
Distribution and service (12b-1) fees	35,967	65,548	78,759	35,754
Registration	27,627	29,780	29,227	27,108
Auditing and legal fees	13,183	16,431	17,918	10,836
Management fees	10,963	16,704	18,918	8,523
Custody and related services	7,779	10,697	16,185	8,364
Shareholder account services	6,406	9,806	9,653	6,926
Shareholder reports and communications	4,588	5,830	6,509	3,703
Directors’ fees and expenses	1,432	1,785	1,925	1,296
Miscellaneous	3,304	2,756	3,003	2,086
Total Expenses Before Waiver/
Reimbursement	111,249	159,337	182,097	104,596
Waiver/reimbursement of expenses (Note 4)	(31,163)	(26,972)	(56,042)	(47,549)
Total Expenses After Waiver/Reimbursement	80,086	132,365	126,055	57,047
Net Investment Income (Loss)	(63,952)	(84,147)	100,764	161,622

Net Realized and Unrealized Gain (Loss)
on Investments:
Net realized gain (loss) on investments in
Underlying Funds*	193,435	877,529	903,387	(83,780)
Net change in unrealized appreciation
of investments	(2,295,960)	(4,320,072)	(4,694,809)	(1,165,689)
Net Loss on Investments	(2,102,525)	(3,442,543)	(3,791,422)	(1,249,469)
Decrease in Net Assets from Operations	$(2,166,477)	$(3,526,690)	$(3,690,658)	$(1,087,847)

*	Represents dividends (Note 8) and net realized gain from affiliated issuers.
See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)

	Seligman		Seligman
	Asset Allocation		Asset Allocation
	Aggressive Growth Fund		Growth Fund
	Six Months	Year Ended	Six Months	Year Ended
	Ended June 30,	December 31,	Ended June 30,	December 31,
	2008	2007	2008	2007
Operations:
Net investment loss	$(63,952)	$(145,621)	$(84,147)	$(205,383)
Net realized gain on investments
and capital gain distributions from
Underlying Funds	193,435	2,012,363	877,529	4,295,137
Net change in unrealized appreciation
of investments	(2,295,960)	610,132	(4,320,072)	(546,262)
Increase (Decrease) in Net Assets
from Operations	(2,166,477)	2,476,874	(3,526,690)	3,543,492
Distributions to Shareholders:
Net realized short-term gain on investments
and distributions from Underlying Funds:
Class A	—	(226,718)	—	(297,058)
Class B	—	(41,949)	—	(67,225)
Class C	—	(52,760)	—	(108,396)
Class D	—	(12,103)	—	(21,076)
Total	—	(333,530)	—	(493,755)
Net realized long-term gain on investments
and distributions from Underlying Funds:
Class A	—	(491,106)	—	(1,121,270)
Class B	—	(192,266)	—	(500,892)
Class C	—	(232,813)	—	(784,483)
Class D	—	(48,938)	—	(144,318)
Total	—	(965,123)	—	(2,550,963)
Decrease in Net Assets from Distributions	—	(1,298,653)	—	(3,044,718)
Capital Share Transactions:
Net proceeds from sales of shares	2,098,472	5,146,487	2,223,884	5,895,005
Exchanged from associated funds	523,551	1,129,172	468,356	5,153,924
Investment of distributions	—	1,211,082	—	2,884,353
Total	2,622,023	7,486,741	2,692,240	13,933,282
Cost of shares repurchased	(1,980,186)	(2,884,976)	(3,077,600)	(5,586,193)
Exchanged into associated funds	(501,946)	(553,619)	(2,104,345)	(1,434,929)
Total	(2,482,132)	(3,438,595)	(5,181,945)	(7,021,122)
Increase (Decrease) in Net Assets from
Capital Share Transactions	139,891	4,048,146	(2,489,705)	6,912,160
Increase (Decrease) in Net Assets	(2,026,586)	5,226,367	(6,016,395)	7,410,934
Net Assets:
Beginning of period	23,988,757	18,762,390	37,646,140	30,235,206
End of Period*	$21,962,171	$23,988,757	$31,629,745	$37,646,140

* Including undistributed (accumulated) net
investment income (loss)	$(63,411)	$541	$(81,884)	$2,263
See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)

(continued)

	Seligman		Seligman
	Asset Allocation		Asset Allocation
	Moderate Growth Fund		Balanced Fund
	Six Months	Year Ended	Six Months	Year Ended
	Ended June 30,	December 31,	Ended June 30,	December 31,
	2008	2007	2008	2007
Operations:
Net investment income	$100,764	$135,836	$161,622	$260,227
Net realized gain (loss) on investments
and capital gain distributions from
Underlying Funds	903,387	3,193,165	(83,780)	1,354,488
Net change in unrealized appreciation
of investments	(4,694,809)	464,917	(1,165,689)	(1,079,273)
Increase (Decrease) in Net Assets
from Operations	(3,690,658)	3,793,918	(1,087,847)	535,442
Distributions to Shareholders:
Net investment income:
Class A	—	(135,144)	(73,840)	(147,189)
Class B	—	(692)	(13,358)	(29,223)
Class C	—	—	(33,028)	(63,271)
Class D	—	—	(8,624)	(20,544)
Total	—	(135,836)	(128,850)	(260,227)
Net realized short-term gain on investments
and distributions from Underlying Funds:
Class A	—	(304,859)	—	(143,161)
Class B	—	(91,777)	—	(44,413)
Class C	—	(212,719)	—	(101,913)
Class D	—	(58,519)	—	(34,280)
Total	—	(667,874)	—	(323,767)
Net realized long-term gain on investments
and distributions from Underlying Funds:
Class A	—	(238,133)	—	—
Class B	—	(80,910)	—	—
Class C	—	(186,129)	—	—
Class D	—	(51,204)	—	—
Total	—	(556,376)	—	—
Decrease in Net Assets from Distributions	—	(1,360,086)	(128,850)	(583,994)
Capital Share Transactions:
Net proceeds from sales of shares	2,333,783	6,729,058	826,207	3,143,992
Exchanged from associated funds	806,614	2,852,641	1,314,246	1,938,042
Investment of distributions	—	1,271,933	122,233	510,247
Total	3,140,397	10,853,632	2,262,686	5,592,281
Cost of shares repurchased	(4,883,676)	(6,662,424)	(2,276,697)	(3,729,670)
Exchanged into associated funds	(2,636,819)	(2,188,125)	(477,313)	(471,263)
Total	(7,520,495)	(8,850,549)	(2,754,010)	(4,200,933)
Increase (Decrease) in Net Assets from
Capital Share Transactions	(4,380,098)	2,003,083	(491,324)	1,391,348
Increase (Decrease) in Net Assets	(8,070,756)	4,436,915	(1,708,021)	1,342,796
Net Assets:
Beginning of period	43,886,302	39,449,387	18,325,755	16,982,959
End of Period*	$35,815,546	$43,886,302	$16,617,734	$18,325,755

* Including undistributed net investment
income	$136,788	$79,903	$40,699	$74,739
See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.

Organization and Multiple Classes of Shares — Seligman Asset Allocation Series, Inc. (the “Series”, formerly Seligman Time Horizon/Harvester Series, Inc.) is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified management investment company. The Series consists of four separate funds: Seligman Asset Allocation Aggressive Growth Fund (“Aggressive Growth Fund,” formerly Seligman Time Horizon 30 Fund), Seligman Asset Allocation Growth Fund (“Growth Fund,” formerly Seligman Time Horizon 20 Fund), Seligman Asset Allocation Moderate Growth Fund (“Moderate Growth Fund,” formerly Seligman Time Horizon 10 Fund), and Seligman Asset Allocation Balanced Fund (“Balanced Fund,” formerly Seligman Harvester Fund). Each Fund invests in a combination of Class A shares of other Seligman mutual funds (the “Underlying Funds”). Each Fund of the Series offers three classes of shares.

Through January 6, 2008, Class A shares were sold with an initial sales charge of up to 4.75% (5.75% effective January 7, 2008). Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions made within 18 months of purchase. Effective January 7, 2008, eligible employee benefit plans which have at least $2,000,000 in plan assets may purchase Class A shares at net asset value, but, in the event of plan termination, will be subject to a CDSC of 1% on shares purchased within 18 months prior to plan termination.

Class B shares are sold without an initial sales charge but are subject to a distribution fee of 0.75% on an annual basis, and a CDSC, if applicable, of 5% on redemptions made in the first year of purchase, declining to 1% in the sixth year and 0% thereafter. Class B shares will automatically convert to Class A shares approximately eight years after their date of purchase. If Class B shares of the Fund are exchanged for Class B shares of another Seligman registered investment company, the holding period of the shares exchanged will be added to the holding period of the shares acquired, both for determining the applicable CDSC and the conversion of Class B shares to Class A shares.

Class C shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

The Board of Directors of the Series approved the automatic conversion of all of the Funds’ outstanding Class D shares to Class C shares at their relative net asset values. The conversion was implemented on May 16, 2008. Effective at the close of business on May 16, 2008, the Funds no longer offer Class D shares. The conversion did not affect individual shareholder account values.

The three classes of shares for each Fund represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and service (12b-1) fees and certain other class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.

Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Series:

a.

Security Valuation and Risk — Underlying Funds owned by a Fund are valued at their respective net asset values. Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The

Notes to Financial Statements (unaudited)

determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Manager believes it approximates fair value. Short-term holdings that mature in more than 60 days are valued at current market quotations until the 60th day prior to maturity and are then valued as described above for securities maturing in 60 days or less.

On January 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” SFAS 157 establishes a three-tier hierarchy to classify the assumptions, referred to as inputs, used in valuation techniques (as described above) to measure fair value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 – quoted prices in active markets for identical investments; Level 2 – other significant observable inputs (including quoted prices in inactive markets or for similar investments); and Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value) (Note 3). The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

The following risks apply to some or all of the Underlying Funds in which the Funds invest. An Underlying Fund may concentrate its investments in stocks of large-, medium- or small-capitalization companies. At times, one or more of these groups of stocks has experienced periods of volatility and negative performance. During such periods, the value of such stocks may decline and the performance of an Underlying Fund investing in such companies may be negatively affected. The products of technology companies may be subject to severe competition and rapid obsolescence, and technology stocks may be subject to greater price fluctuation, government regulation, and limited liquidity as compared to other investments. There are specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions. Investments in emerging market companies should be considered speculative. Investments in real estate securities may be subject to specific risks, such as risks of general and local economic conditions, and risks related to individual properties. To the extent that a Fund has a substantial percentage of its assets exposed to an industry through its investment in the Underlying Funds, the Fund’s performance may be negatively affected if that industry falls out of favor. A portfolio with fewer holdings may be subject to greater volatility than a portfolio with a greater number of holdings. US government and other fixed income securities are subject to interest rate risk, credit risk, prepayment risk and market risk. Securities that are not guaranteed by the US Government may have increased credit risk, including, but not limited to, the risk of non-payment of principal or interest. High-yield securities are subject to higher volatility in yield and market value and a greater risk of loss of principal and interest than higher-rated, investment-grade fixed-income securities.

b.

Multiple Class Allocations — Each Fund’s income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares of that Fund based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service (12b-1) fees and any other items that are specifically attributed to a particular class, are charged directly to such class. For the six months ended June 30, 2008, distribution and service (12b-1) fees were the only class-specific expenses.

c.

Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Interest income is recorded on an accrual basis. Dividends receivable are recorded on ex-dividend dates. Distributions received from the Fund’s investments are initially recorded as dividend income as reported by the issuers. Portions of these distributions will be appropriately recharacterized as capital gains or returns of capital based on reporting from the issuers received after the end of the year. The annual financial statements will reflect any such recharacterizations.

Notes to Financial Statements (unaudited)

d.	Distributions to Shareholders — Dividends and distributions to shareholders are recorded on ex-dividend dates.

e.	Taxes — Each Fund in the Series has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109,” requires the Funds to measure and recognize in their financial statements the benefit of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. Based upon their review of tax positions, the Funds have determined that FIN 48 did not have a material impact on the Funds’ financial statements for the six months ended June 30, 2008.

3.	Fair Value Measurements — A summary of the value of the Funds’ investments as of June 30, 2008, based on the level of inputs used in accordance with SFAS 157 (Note 2a), is as follows:

		Aggressive		Moderate
		Growth	Growth	Growth	Balanced
Valuation Inputs		Fund	Fund	Fund	Fund
Level 1 –	Quoted Prices	$21,900,294	$31,676,085	$36,080,218	$ 16,602,578
Level 2 –	Other Significant
	Observable Inputs	—	—	—	—
Level 3 –	Significant
	Unobservable Inputs	—	—	—	—
Total		$21,900,294	$31,676,085	$36,080,218	$16,602,578

4.

Management Fee, Distribution Services, and Other Transactions — The Manager manages the affairs of the Series and provides the necessary personnel and facilities. Compensation of all officers of the Series, all directors of the Series who are employees of the Manager, and all personnel of the Series and the Manager is paid by the Manager. The Manager receives a fee, calculated daily and payable monthly, equal to 0.10% per annum of each Fund’s average daily net assets. The Manager voluntarily waived its management fee and reimbursed each Fund’s expenses, other than distribution and service (12b-1) fees, that exceeded 0.50% per annum of the Fund’s average daily net assets through March 31, 2005. Beginning April 1, 2005 through April 30, 2009, the Manager has contractually undertaken to waive its management fee and/or reimburse each Fund’s expenses in order to limit Fund expenses (other than distribution and service (12b-1) fees) to 0.40% per annum of average daily net assets for Aggressive Growth Fund and Growth Fund and to limit Fund expenses to 0.25% per annum of average daily net assets for Moderate Growth Fund and Balanced Fund. From May 1, 2009 through December 31, 2010, the Manager has contractually undertaken to waive its management fee and/or to reimburse each Fund’s expenses, other than distribution and service (12b-1) fees, that exceed 0.75% per annum of average daily net assets. (Note 10)

For the six months ended June 30, 2008, the amount of expenses waived and reimbursed by the Manager and the amount receivable from the Manager at June 30, 2008 were as follows:

	Waiver and	Receivable from
Fund	Reimbursements	the Manager
Aggressive Growth Fund	$31,163	$ 6,675
Growth Fund	26,972	4,409
Moderate Growth Fund	56,042	13,260
Balanced Fund	47,549	8,466

Notes to Financial Statements (unaudited)

For the six months ended June 30, 2008, Seligman Advisors, Inc. (the “Distributor”), agent for the distribution of the Series’ shares and an affiliate of the Manager, received the following commissions and concessions from sales of Class A shares. Commissions were also paid to dealers for sales of Class A shares as follows:

	Commissions			Commissions
	and			and
	Concessions			Concessions
	Retained by	Dealer		Retained by	Dealer
Fund	Distributor	Commissions	Fund	Distributor	Commissions

Aggressive Growth Fund	$3,789	$17,073	Moderate Growth Fund	$3,154	$20,580

Growth Fund	5,104	38,057	Balanced Fund	1,564	9,717

Each Fund of the Series has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A, Class B, Class C, and Class D shares (only through May 16, 2008), service organizations can enter into agreements with the Distributor and receive a continuing service fee of up to 0.25% per annum of the average daily net assets attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. To avoid any duplication of the service fee, the service fees to be paid by each class of a Fund will be reduced by the dollar amount of any service fees paid by the Underlying Funds with respect to shares owned by the Fund.

For the six months ended June 30, 2008, service fees incurred by the Aggressive Growth Fund, Growth Fund, Moderate Growth Fund, and the Balanced Fund (net of service fees paid by Underlying Funds), aggregated $0, $0, $0, and $345, respectively, or 0.00%, 0.00%, 0.00%, and 0.01%, respectively, per annum of the average daily net assets of each Fund’s Class A shares.

Under the Plan, with respect to Class C and Class D shares (only through May 16, 2008), service organizations may receive up to 0.75% per annum of the average daily net assets for providing other distribution assistance. Such fees are paid monthly by the Funds to the Distributor pursuant to the Plan.

For the six months ended June 30, 2008, the service fees and distribution fees incurred under the Plan (net of service fees paid by Underlying Funds), and their equivalent per annum percentage of the average daily net assets of Class B, Class C, and Class D shares (only through May 16, 2008), were as follows:

Fund	Class B	Class C	Class D	Fee Rate
Aggressive Growth Fund	$13,759	$19,122	$ 3,086	0.75%
Growth Fund	22,207	37,534	5,807	0.75
Moderate Growth Fund	21,078	47,536	10,145	0.75
Balanced Fund	8,581	21,525	5,303	0.75

The Distributor and Seligman Services, Inc., also an affiliate of the Manager, are eligible to receive distribution and service (12b-1) fees pursuant to the Plan. For the six months ended June 30, 2008, the Distributor and Seligman Services, Inc. received distribution and service (12b-1) fees pursuant to the Plan as follows:

	Distribution and		Distribution and
Fund	Service (12b-1) Fees	Fund	Service (12b-1) Fees
Aggressive Growth Fund	$495	Moderate Growth Fund	$988
Growth Fund	943	Balanced Fund	338

The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A, Class C and Class D shares (only through May 16, 2008). For the six months ended June 30, 2008, such charges amounted to $3,148 for Aggressive Growth Fund, $2,357 for Growth Fund, $1,340 for Moderate Growth Fund and $2,009 for Balanced Fund. The Distributor has sold its rights to third parties to collect any CDSC imposed on redemptions of Class B shares.

Notes to Financial Statements (unaudited)

For the six months ended June 30, 2008, Seligman Data Corp., which is owned by certain associated investment companies, charged the Series at cost the following amounts for shareholder account services in accordance with a methodology approved by the Series’ directors:

Fund	Amount	Fund	Amount
Aggressive Growth Fund	$6,406	Moderate Growth Fund	$9,653
Growth Fund	9,806	Balanced Fund	6,926

Costs of Seligman Data Corp. directly attributable to each Fund were charged to the Fund. The remaining charges were allocated to the Funds by Seligman Data Corp. pursuant to a formula based on each Fund’s net assets, shareholder transaction volume and number of shareholder accounts.

Certain officers and directors of the Series are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

The Series has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of selected Funds of the Series or other funds in the Seligman Group of Investment Companies. Deferred fees and related accrued earnings are not deductible by a Fund for federal income tax purposes until such amounts are paid. At June 30, 2008, the cost of such fees and earnings/loss accrued thereon is included in directors’ fees and expenses, and the accumulated balance thereof at June 30, 2008, is included in accrued expenses and other liabilities are as follows:

Fund	Amount	Fund	Amount
Aggressive Growth Fund	$804	Moderate Growth Fund	$921
Growth Fund	883	Balanced Fund	779

5.	Purchases and Sales of Securities — Purchases and sales of portfolio securities (Underlying Funds), excluding short-term investments, for the six months ended June 30, 2008, were as follows:

Fund	Purchases	Sales	Fund	Purchases	Sales
Aggressive Growth Fund	$1,674,513	$1,622,837	Moderate Growth Fund	$3,029,753	$7,006,723
Growth Fund	2,232,750	4,713,102	Balanced Fund	2,075,190	2,490,744

6.

Federal Tax Information — Certain components of income, expense and realized capital gain and loss are recognized at different times or have a different character for federal income tax purposes and for financial reporting purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund. As a result of the differences described above, the treatment for financial reporting purposes of distributions made during the year from net investment income or net realized gains may differ from their treatment for federal income tax purposes. Further, the cost of investments also can differ for federal income tax purposes.

The tax basis information presented is based on operating results for the six months ended June 30, 2008, and will vary from the final tax information as of the Fund’s year end.

At June 30, 2008, the tax basis cost of investments for federal income tax purposes for each Fund was as follows:

Fund	Tax Basis Cost	Fund	Tax Basis Cost
Aggressive Growth Fund	$19,768,726	Moderate Growth Fund	$34,472,007
Growth Fund	30,516,417	Balanced Fund	17,352,798

Notes to Financial Statements (unaudited)

The tax basis cost was greater than the cost for financial reporting purposes primarily due to the following tax deferral of losses on wash sales:

Fund	Amount	Fund	Amount
Aggressive Growth Fund	$140,881	Moderate Growth Fund	$768,108
Growth Fund	679,197	Balanced Fund	966,657

At June 30, 2008, the tax basis components of accumulated earnings (losses) were as follows:

	Aggressive Growth	Growth	Moderate Growth	Balanced
	Fund	Fund	Fund	Fund
Gross unrealized appreciation of
portfolio securities	$2,896,787	$3,209,373	$3,918,798	$1,210,706
Gross unrealized depreciation of
portfolio securities	(765,219)	(2,049,705)	(2,310,587)	(1,960,926)
Net unrealized appreciation
(depreciation) of portfolio securities	2,131,568	1,159,668	1,608,211	(750,220)
Undistributed ordinary income	—	—	137,709	35,043
Undistributed net realized gain	1,399,422	2,721,623	2,412,518	328,957
Total accumulated earnings (losses)	$3,530,990	$3,881,291	$4,158,438	$(386,220)

The tax character of distributions paid for the six months ended June 30, 2008 and the year ended December 31, 2007 were as follows:

	Six Months Ended	Year Ended
	June 30, 2008	December 31, 2007
	Ordinary	Ordinary	Long-Term
	Income	Income	Capital Gain
Aggressive Growth Fund	$—	$333,530	$965,123
Growth Fund	—	493,755	2,550,963
Moderate Growth Fund	—	803,710	556,376
Balanced Fund	128,850	583,994	—

Notes to Financial Statements (unaudited)

7.

Capital Stock Share Transactions — The Board of Directors of the Series, at its discretion, may classify any unissued shares of Capital Stock among any Fund of the Series. The Series has authorized 4,000,000,000 shares all at a par value of $0.001 per share. Transactions in shares of Capital Stock were as follows:

	Six Months Ended		Year Ended
Aggressive Growth Fund	June 30, 2008†		December 31, 2007
Class A	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	174,563	$1,407,902	409,250	$3,602,296
Exchanged from associated funds	28,855	232,837	78,466	699,102
Investment of distributions	—	—	78,393	714,598
Converted from Class B*	11,104	89,484	17,532	156,913
Total	214,522	1,730,223	583,641	5,172,909
Cost of shares repurchased	(112,488)	(905,833)	(161,904)	(1,450,915)
Exchanged into associated funds	(43,007)	(348,274)	(6,259)	(56,458)
Total	(155,495)	(1,254,107)	(168,163)	(1,507,373)
Increase	59,027	$476,116	415,478	$3,665,536
Class B	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	16,186	$125,793	48,726	$409,475
Exchanged from associated funds	5,816	43,685	29,355	253,333
Investment of distributions	—	—	20,719	181,142
Total	22,002	169,478	98,800	843,950
Cost of shares repurchased	(37,723)	(295,805)	(49,230)	(426,781)
Exchanged into associated funds	(9,455)	(69,437)	(35,614)	(308,936)
Converted to Class A*	(11,643)	(89,485)	(18,365)	(156,913)
Total	(58,821)	(454,727)	(103,209)	(892,630)
Decrease	(36,819)	$(285,249)	(4,409)	$(48,680)
Class C	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	57,315	$441,077	89,734	$772,373
Exchanged from associated funds	26,265	206,283	15,818	134,176
Investment of distributions	—	—	30,596	267,336
Converted from Class D**	144,365	1,188,123	—	—
Total	227,945	1,835,483	136,148	1,173,885
Cost of shares repurchased	(78,533)	(599,520)	(92,513)	(783,096)
Exchanged into associated funds	(11,478)	(84,235)	(16,239)	(134,302)
Total	(90,011)	(683,755)	(108,752)	(917,398)
Increase	137,934	$1,151,728	27,396	$256,487
Class D	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	16,047	$123,701	42,664	$362,343
Exchanged from associated funds	5,191	40,746	4,872	42,561
Investment of distributions	—	—	5,502	48,006
Total	21,238	164,447	53,038	452,910
Cost of shares repurchased	(23,683)	(179,028)	(26,285)	(224,184)
Exchanged into associated funds	—	—	(5,991)	(53,923)
Converted to Class C**	(144,365)	(1,188,123)	—	—
Total	(168,048)	(1,367,151)	(32,276)	(278,107)
Increase (decrease)	(146,810)	$(1,202,704)	20,762	$174,803

See footnotes on page 27.

Notes to Financial Statements (unaudited)

	Six Months Ended		Year Ended
Growth Fund	June 30, 2008†		December 31, 2007
Class A	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	190,684	$1,483,761	451,088	$3,939,264
Exchanged from associated funds	42,882	328,345	320,972	2,868,610
Investment of distributions	—	—	157,535	1,371,683
Converted from Class B*	36,760	285,192	29,639	266,993
Total	270,326	2,097,298	959,234	8,446,550
Cost of shares repurchased	(170,812)	(1,317,245)	(285,299)	(2,477,480)
Exchanged into associated funds	(165,327)	(1,257,704)	(94,783)	(857,922)
Total	(336,139)	(2,574,949)	(380,082)	(3,335,402)
Increase (decrease)	(65,813)	$(477,651)	579,152	$5,111,148
Class B	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	26,845	$197,074	85,286	$713,946
Exchanged from associated funds	3,011	22,769	196,447	1,648,186
Investment of distributions	—	—	63,357	525,914
Total	29,856	219,843	345,090	2,888,046
Cost of shares repurchased	(50,592)	(377,584)	(100,678)	(847,600)
Exchanged into associated funds	(53,437)	(385,457)	(40,293)	(352,439)
Converted to Class A*	(38,836)	(285,282)	(31,354)	(267,490)
Total	(142,865)	(1,048,323)	(172,325)	(1,467,529)
Increase (decrease)	(113,009)	$(828,480)	172,765	$1,420,517
Class C	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	56,859	$419,262	114,290	$949,208
Exchanged from associated funds	5,163	37,548	27,950	240,337
Investment of distributions	—	—	99,350	823,597
Converted from Class D**	272,951	2,139,936	—	—
Total	334,973	2,596,746	241,590	2,013,142
Cost of shares repurchased	(163,310)	(1,191,889)	(216,138)	(1,801,497)
Exchanged into associated funds	(61,816)	(446,040)	(22,296)	(181,073)
Total	(225,126)	(1,637,929)	(238,434)	(1,982,570)
Increase	109,847	$958,817	3,156	$30,572
Class D	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	16,730	$123,877	35,025	$293,084
Exchanged from associated funds	10,938	79,694	48,238	396,791
Investment of distributions	—	—	19,729	163,159
Total	27,668	203,571	102,992	853,034
Cost of shares repurchased	(25,277)	(190,882)	(54,939)	(459,616)
Exchanged into associated funds	(2,076)	(15,144)	(5,393)	(43,495)
Converted to Class C**	(272,951)	(2,139,936)	—	—
Total	(300,304)	(2,345,962)	(60,332)	(503,111)
Increase (decrease)	(272,636)	$(2,142,391)	42,660	$349,923

See footnotes on page 27.

Notes to Financial Statements (unaudited)

	Six Months Ended		Year Ended
Moderate Growth Fund	June 30, 2008†		December 31, 2007
Class A	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	211,415	$1,560,158	568,796	$4,645,333
Exchanged from associated funds	44,572	330,601	122,974	1,006,152
Investment of distributions	—	—	80,011	656,089
Converted from Class B*	42,227	310,872	47,044	378,811
Total	298,214	2,201,631	818,825	6,686,385
Cost of shares repurchased	(334,950)	(2,498,059)	(380,070)	(3,095,547)
Exchanged into associated funds	(122,881)	(905,998)	(65,860)	(542,727)
Total	(457,831)	(3,404,057)	(445,930)	(3,638,274)
Increase (decrease)	(159,617)	$(1,202,426)	372,895	$3,048,111
Class B	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	20,148	$147,859	56,962	$465,976
Exchanged from associated funds	45,075	326,693	21,979	177,213
Investment of distributions	—	—	18,223	147,245
Total	65,223	474,552	97,164	790,434
Cost of shares repurchased	(75,095)	(556,586)	(197,026)	(1,611,159)
Exchanged into associated funds	(2,234)	(15,767)	(9,887)	(77,923)
Converted to Class A*	(42,941)	(310,872)	(47,857)	(378,784)
Total	(120,270)	(883,225)	(254,770)	(2,067,866)
Decrease	(55,047)	$(408,673)	(157,606)	$(1,277,432)
Class C	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	49,171	$365,241	121,843	$978,462
Exchanged from associated funds	6,880	52,487	195,999	1,555,253
Investment of distributions	—	—	44,656	360,818
Converted from Class D**	475,251	3,740,222	—	—
Total	531,302	4,157,950	362,498	2,894,533
Cost of shares repurchased	(201,801)	(1,494,434)	(177,718)	(1,419,338)
Exchanged into associated funds	(208,653)	(1,495,974)	(191,813)	(1,481,089)
Total	(410,454)	(2,990,408)	(369,531)	(2,900,427)
Increase (decrease)	120,848	$1,167,542	(7,033)	$(5,894)
Class D	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	35,238	$260,525	79,321	$639,260
Exchanged from associated funds	13,295	96,833	13,936	114,023
Investment of distributions	—	—	13,339	107,781
Total	48,533	357,358	106,596	861,064
Cost of shares repurchased	(45,777)	(334,597)	(66,237)	(536,380)
Exchanged into associated funds	(30,075)	(219,080)	(10,242)	(86,386)
Converted to Class C**	(475,250)	(3,740,222)	—	—
Total	(551,102)	(4,293,899)	(76,479)	(622,766)
Increase (decrease)	(502,569)	$(3,936,541)	30,117	$238,298

See footnotes on page 27.

Notes to Financial Statements (unaudited)

	Six Months Ended		Year Ended
Balanced Fund	June 30, 2008†		December 31, 2007
Class A	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	56,666	$341,579	339,692	$2,216,114
Exchanged from associated funds	82,604	492,693	145,994	944,290
Investment of distributions	11,931	71,055	40,877	259,526
Converted from Class B*	39,464	235,128	39,080	255,265
Total	190,665	1,140,455	565,643	3,675,195
Cost of shares repurchased	(158,994)	(954,454)	(312,191)	(2,050,056)
Exchanged into associated funds	(28,991)	(171,749)	(42,730)	(274,440)
Total	(187,985)	(1,126,203)	(354,921)	(2,324,496)
Increase	2,680	$14,252	210,722	$1,350,699
Class B	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	17,158	$105,011	15,086	$97,476
Exchanged from associated funds	23,003	137,841	82,120	527,626
Investment of distributions	2,073	12,307	9,368	59,189
Total	42,234	255,159	106,574	684,291
Cost of shares repurchased	(85,710)	(518,985)	(79,761)	(517,820)
Exchanged into associated funds	(6,241)	(38,297)	(12,744)	(81,125)
Converted to Class A*	(39,455)	(235,077)	(39,072)	(255,274)
Total	(131,406)	(792,359)	(131,577)	(854,219)
Decrease	(89,172)	$(537,200)	(25,003)	$(169,928)
Class C	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	45,682	$272,499	85,557	$560,927
Exchanged from associated funds	84,539	517,978	48,638	312,784
Investment of distributions	4,942	29,399	22,355	141,094
Converted from Class D**	300,472	1,895,975	—	—
Total	435,635	2,715,851	156,550	1,014,805
Cost of shares repurchased	(83,905)	(501,704)	(146,057)	(949,986)
Exchanged into associated funds	(45,448)	(267,267)	(16,261)	(105,485)
Total	(129,353)	(768,971)	(162,318)	(1,055,471)
Increase (decrease)	306,282	$1,946,880	(5,768)	$(40,666)
Class D	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	18,176	$107,067	41,026	$269,484
Exchanged from associated funds	27,892	165,734	23,610	153,342
Investment of distributions	1,603	9,472	7,993	50,438
Total	47,671	282,273	72,629	473,264
Cost of shares repurchased	(50,285)	(301,554)	(33,002)	(211,808)
Exchanged into associated funds	—	—	(1,576)	(10,213)
Converted to Class C**	(300,471)	(1,895,975)	—	—
Total	(350,756)	(2,197,529)	(34,578)	(222,021)
Increase (decrease)	(303,085)	$(1,915,256)	38,051	$251,243

*

Automatic conversion of Class B shares to Class A shares approximately eight years after the initial purchase date. The amounts of dividends accrued on Class B shares between the last dividend payment date and the conversion date is invested in Class A shares and is included in the conversion from Class B amount.

**	Effective May 16, 2008, Class D shares were converted to Class C shares.
†	January 1, 2008 to May 16, 2008, in the case of Class D shares.

Notes to Financial Statements (unaudited)

8.

Affiliated Issuers — Each Fund invests in certain securities of open-end registered investment companies that are part of the same group of investment companies (the Seligman Group). As defined under the Investment Company Act of 1940, as amended, an affiliated issuer is one in which a fund owns 5% or more of the outstanding voting securities, or an issuer which is under common ownership or control. Each Fund and each of the investment companies in which that Fund invests may be deemed to be affiliates of one another. A summary of each Fund’s transactions in the securities of affiliated issuers during the six months ended June 30, 2008, is as follows:

	Purchases	Sales	Dividend	Value
Affiliated Issuer	at Cost	Proceeds	Income	6/30/08	12/31/07
Aggressive Growth Fund
Seligman Capital Fund	$246,440	$624,371	$—	$4,876,096	$5,289,316
Seligman Communications and
Information Fund	218,600	328,579	—	3,486,748	3,889,677
Seligman Frontier Fund	70,077	22,057	—	662,047	697,044
Seligman Growth Fund	6,870	56,014	—	655,541	723,993
Seligman Large-Cap Value Fund	60,855	59,569	—	649,832	730,139
Seligman Smaller-Cap Value Fund	347,053	98,551	—	2,819,453	3,073,404
Seligman Emerging Markets Fund	168,873	97,498	—	2,207,074	2,390,916
Seligman Global Smaller
Companies Fund	219,334	209,241	—	4,374,064	4,803,150
Seligman International Growth Fund	174,197	25,779	—	1,089,298	1,180,863
Seligman LaSalle Global
Real Estate Fund†	162,214	101,178	16,134	1,080,141	1,172,643
Total	$1,674,513	$1,622,837	$16,134	$21,900,294	$23,951,145
Growth Fund
Seligman Capital Fund	$83,209	$894,345	$—	$4,812,831	$5,692,210
Seligman Communications and
Information Fund	257,917	543,502	—	3,160,096	3,728,396
Seligman Frontier Fund	69,811	106,038	—	960,046	1,132,153
Seligman Growth Fund	84,560	522,619	—	2,851,845	3,383,959
Seligman Large-Cap Value Fund	148,628	284,906	—	2,826,994	3,327,099
Seligman Smaller-Cap Value Fund	431,069	427,909	—	3,764,380	4,469,540
Seligman Emerging Markets Fund	274,160	478,861	—	3,200,511	3,800,704
Seligman Global Smaller
Companies Fund†	135,825	598,241	—	5,388,787	6,412,298
Seligman International Growth Fund	232,977	170,333	—	1,579,616	1,891,005
Seligman LaSalle Global
Real Estate Fund†	514,594	686,348	48,218	3,130,979	3,761,616
Total	$2,232,750	$4,713,102	$48,218	$31,676,085	$37,598,980
Moderate Growth Fund
Seligman Capital Fund	$352,637	$1,461,620	$—	$7,604,804	$8,842,282
Seligman Communications
and Information Fund	315,990	886,633	—	3,584,547	4,501,794
Seligman Growth Fund	123,705	662,802	—	3,371,881	4,026,196
Seligman Large-Cap Value Fund	188,421	628,064	—	3,145,388	4,005,455
Seligman Smaller-Cap Value Fund	202,084	343,523	—	2,431,262	3,048,983
Seligman High-Yield Fund	446,425	796,497	172,419	3,683,484	4,370,584
Seligman Emerging Markets Fund	239,482	449,456	—	1,770,937	2,189,430
Seligman Global Smaller
Companies Fund	174,173	468,615	—	3,580,023	4,252,863
Seligman International Growth Fund†	448,044	414,035	—	3,543,156	4,368,828
Seligman LaSalle Global
Real Estate Fund†	538,796	895,478	54,400	3,364,736	4,242,195
Total	$3,029,757	$7,006,723	$226,819	$36,080,218	$43,848,610

See footnote on page 29.

Notes to Financial Statements (unaudited)

	Purchases	Sales	Dividend	Value
Affiliated Issuer	at Cost	Proceeds	Income	6/30/08	12/31/07
Balanced Fund
Seligman Capital Fund	$141,835	$305,068	$—	$1,679,895	$1,850,664
Seligman Common Stock Fund	170,092	65,650	23,298	1,808,387	2,009,093
Seligman Growth Fund	172,678	334,422	—	1,998,828	2,205,988
Seligman Large-Cap Value Fund	172,175	152,159	—	1,961,226	2,181,955
Seligman Cash Management Fund	139,019	191,758	6,998	854,096	906,835
Seligman Core Fixed Income Fund†	331,600	409,350	36,677	1,710,670	1,828,985
Seligman High-Yield Fund	211,714	227,675	76,582	1,654,568	1,813,671
Seligman U.S. Government
Securities Fund	155,531	201,698	14,042	861,545	908,142
Seligman International Growth Fund	220,348	80,387	—	1,636,173	1,869,080
Seligman LaSalle Monthly Dividend
Real Estate Fund†	360,198	522,577	61,072	2,437,190	2,693,120
Total	$2,075,190	$2,490,744	$218,669	$16,602,578	$18,267,533

† Fund’s holdings representing 5% or more of the outstanding voting securities.

9.

Other Matters — In late 2003, the Manager conducted an extensive internal review concerning mutual fund trading practices. The Manager’s review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by the Manager (the “Seligman Funds”); this arrangement was in the process of being closed down by the Manager before September 2003. The Manager identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, the Manager, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. The Manager also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (“NYAG”).

In September 2005, the New York staff of the SEC indicated that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against the Manager and the Distributor relating to frequent trading in the Seligman Funds. The Manager responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that the Manager had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against the Manager, the Distributor, Seligman Data Corp. and Brian T. Zino (collectively, the “Seligman Parties”), alleging, in substance, that, in addition to the four arrangements noted above, the Seligman Parties permitted other persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies managed by the Manager is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by the Manager to the Seligman Funds were excessive. The NYAG is seeking damages of at least $80 million and restitution, disgorgement, penalties and costs and injunctive relief. The Seligman Parties answered the complaint in December 2006 and believe that the claims are without merit.

Any resolution of these matters may include the relief noted above or other sanctions or changes in procedures. Any damages would be paid by the Manager and not by the Seligman Funds. If the NYAG obtains injunctive relief, the Manager and its affiliates could, in the absence of the SEC in its discretion granting exemptive relief, be enjoined from providing advisory and underwriting services to the Seligman Funds and other registered investment companies.

Notes to Financial Statements (unaudited)

The Manager does not believe that the foregoing legal action or other possible actions will have a material adverse impact on the Manager or its clients, including the Seligman Funds and other investment companies managed by it; however, there can be no assurance of this or that these matters and any related publicity will not affect demand for shares of the Seligman Funds and such other investment companies or have other adverse consequences.

10.

Subsequent Events — On July 7, 2008, Ameriprise Financial, Inc. (“Ameriprise”) announced an agreement to acquire the Manager in a transaction that is likely to close in the fourth quarter of 2008. Under the 1940 Act, consummation of the acquisition of the Manager will result in the Manager becoming a wholly-owned subsidiary of RiverSource Investments, LLC (“RiverSource”), a subsidiary of Ameriprise, and a change of control of the Manager and an assignment and automatic termination of the Series’ current management agreement with the Manager. On July 29, 2008, the Series’ Board approved, with respect to each Fund, a new advisory agreement with RiverSource, and a new administration agreement with Ameriprise. The new advisory agreement will be presented to the shareholders of each Fund for their approval.

Financial Highlights (unaudited)

The tables below are intended to help you understand the financial performance of each Class of each Fund for the years presented. Certain information reflects financial results for a single share of a Class that was held throughout the years shown. Per share amounts are calculated using average shares outstanding during the year. Total return shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividends and capital gain distributions, if any. Total returns do not reflect any sales charges or transaction costs on your investments or taxes investors may incur on distributions or on the redemption of shares and are not annualized for period of less than one year.

Aggressive Growth Fund

	Six Months
	Ended	Year Ended December 31,
Class A	6/30/08	2007	2006	2005	2004	2003
Per Share Data:
Net Asset Value, Beginning of Period	$8.81	$8.27	$7.25	$6.56	$5.68	$4.08
Income (Loss) from Investment Operations:
Net investment loss	(0.01)	(0.03)	(0.03)	(0.03)	(0.03)	(0.02)
Net realized and unrealized gain (loss)
on investments	(0.77)	1.11	1.23	0.72	0.91	1.62
Total from Investment Operations	(0.78)	1.08	1.20	0.69	0.88	1.60
Less Distributions to Shareholders:
Net realized short-term capital gains	—	(0.16)	(0.12)	—	—	—
Net realized long-term capital gains	—	(0.38)	(0.06)	—	—	—
Total Distributions	—	(0.54)	(0.18)	—	—	—
Net Asset Value, End of Period	$8.03	$8.81	$8.27	$7.25	$6.56	$5.68
Total Return	(8.85)%	12.86%	16.62%	10.52%	15.49%#	39.22%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$12,558	$13,253	$9,007	$5,747	$4,230	$2,703
Ratio of expenses to average net assets	0.40%†	0.40%	0.40%	0.42%	0.51%	0.51%
Ratio of net investment loss to average
net assets	(0.25)%†	(0.29)%	(0.40)%	(0.42)%	(0.50)%	(0.47)%
Portfolio turnover rate	7.32%	6.33%	1.27%	2.27%	2.79%	1.74%
Without fee waiver and expense
reimbursement:*
Ratio of expenses to average net assets	0.69%†	0.60%	0.71%	1.03%	1.22%	1.58%
Ratio of net investment loss to average
net assets	(0.54)%†	(0.49)%	(0.71)%	(1.03)%	(1.21)%	(1.55)%

See footnotes on page 46.

Financial Highlights (unaudited)

Aggressive Growth Fund (continued)

	Six Months
	Ended	Year Ended December 31,
Class B	6/30/08	2007	2006	2005	2004	2003
Per Share Data:
Net Asset Value, Beginning of Period	$8.42	$7.92	$6.95	$6.33	$5.53	$3.99
Income (Loss) from Investment Operations:
Net investment loss	(0.04)	(0.09)	(0.09)	(0.08)	(0.07)	(0.06)
Net realized and unrealized gain (loss)
on investments	(0.73)	1.06	1.18	0.70	0.87	1.60
Total from Investment Operations	(0.77)	0.97	1.09	0.62	0.80	1.54
Less Distributions to Shareholders:
Net realized short-term capital gains	—	(0.09)	(0.06)	—	—	—
Net realized long-term capital gains	—	(0.38)	(0.06)	—	—	—
Total Distributions	—	(0.47)	(0.12)	—	—	—
Net Asset Value, End of Period	$7.65	$8.42	$7.92	$6.95	$6.33	$5.53
Total Return	(9.14)%	12.01%	15.76%	9.79%	14.47%#	38.60%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$3,474	$4,133	$3,925	$3,001	$2,060	$1,490
Ratio of expenses to average net assets	1.15%†	1.15%	1.16%	1.18%	1.26%	1.25%
Ratio of net investment loss to average
net assets	(1.00)%†	(1.04)%	(1.16)%	(1.18)%	(1.25)%	(1.22)%
Portfolio turnover rate	7.32%	6.33%	1.27%	2.27%	2.79%	1.74%
Without fee waiver and expense
reimbursement:*
Ratio of expenses to average net assets	1.44%†	1.35%	1.47%	1.79%	1.97%	2.33%
Ratio of net investment loss to average
net assets	(1.29)%†	(1.24)%	(1.47)%	(1.79)%	(1.96)%	(2.30)%

See footnotes on page 46.

Financial Highlights (unaudited)

Aggressive Growth Fund (continued)

	Six Months
	Ended	Year Ended December 31,
Class C	6/30/08	2007	2006	2005	2004	2003
Per Share Data:
Net Asset Value, Beginning of Period	$8.42	$7.92	$6.95	$6.33	$5.53	$3.99
Income (Loss) from Investment Operations:
Net investment loss	(0.04)	(0.09)	(0.09)	(0.08)	(0.07)	(0.06)
Net realized and unrealized gain (loss)
on investments	(0.73)	1.06	1.18	0.70	0.87	1.60
Total from Investment Operations	(0.77)	0.97	1.09	0.62	0.80	1.54
Less Distributions to Shareholders:
Net realized short-term capital gains	—	(0.09)	(0.06)	—	—	—
Net realized long-term capital gains	—	(0.38)	(0.06)	—	—	—
Total Distributions	—	(0.47)	(0.12)	—	—	—
Net Asset Value, End of Period	$7.65	$8.42	$7.92	$6.95	$6.33	$5.53
Total Return	(9.14)%	12.01%	15.76%	9.79%	14.47%#	38.60%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$5,930	$5,367	$4,832	$3,420	$2,755	$2,086
Ratio of expenses to average net assets	1.16%†	1.16%	1.16%	1.18%	1.26%	1.25%
Ratio of net investment loss to average
net assets	(1.01)%†	(1.05)%	(1.16)%	(1.18)%	(1.25)%	(1.22)%
Portfolio turnover rate	7.32%	6.33%	1.27%	2.27%	2.79%	1.74%
Without fee waiver and expense
reimbursement:*
Ratio of expenses to average net assets	1.45%†	1.36%	1.47%	1.79%	1.97%	2.33%
Ratio of net investment loss to average
net assets	(1.30)%†	(1.25)%	(1.47)%	(1.79)%	(1.96)%	(2.30)%

See footnotes on page 46.

Financial Highlights (unaudited)

Aggressive Growth Fund (continued)

	1/1/08
	to	Year Ended December 31,
Class D	5/16/08**	2007	2006	2005	2004	2003
Per Share Data:
Net Asset Value, Beginning of Period	$8.42	$7.92	$6.95	$6.33	$5.53	$3.99
Income (Loss) from Investment Operations:
Net investment loss	(0.03)	(0.09)	(0.09)	(0.08)	(0.07)	(0.06)
Net realized and unrealized gain (loss)
on investments	(0.16)	1.06	1.18	0.70	0.87	1.60
Total from Investment Operations	(0.19)	0.97	1.09	0.62	0.80	1.54
Less Distributions to Shareholders:
Net realized short-term capital gains	—	(0.09)	(0.06)	—	—	—
Net realized long-term capital gains	—	(0.38)	(0.06)	—	—	—
Total Distributions	—	(0.47)	(0.12)	—	—	—
Net Asset Value, End of Period	$8.23	$8.42	$7.92	$6.95	$6.33	$5.53
Total Return	(2.26)%	12.01%	15.76%	9.79%	14.47%#	38.60%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	—	$1,235	$998	$876	$768	$707
Ratio of expenses to average net assets	1.16%†	1.16%	1.16%	1.18%	1.26%	1.25%
Ratio of net investment loss to average
net assets	(1.16)%†	(1.05)%	(1.16)%	(1.18)%	(1.25)%	(1.22)%
Portfolio turnover rate	7.32%††	6.33%	1.27%	2.27%	2.79%	1.74%
Without fee waiver and expense
reimbursement:*
Ratio of expenses to average net assets	1.42%†	1.36%	1.47%	1.79%	1.97%	2.33%
Ratio of net investment loss to average
net assets	(1.42)%†	(1.25)%	(1.47)%	(1.79)%	(1.96)%	(2.30)%

See footnotes on page 46.

Financial Highlights (unaudited)

Growth Fund

	Six Months
	Ended		Year Ended December 31,
Class A	6/30/08		2007	2006		2005	2004	2003
Per Share Data:
Net Asset Value, Beginning of Period	$8.40		$8.16	$7.18		$6.53	$5.67	$4.11
Income (Loss) from Investment Operations:
Net investment loss	—	ø	(0.01)	—	ø	(0.03)	(0.03)	(0.02)
Net realized and unrealized gain (loss)
on investments	(0.77)		0.99	1.16		0.68	0.89	1.58
Total from Investment Operations	(0.77)		0.98	1.16		0.65	0.86	1.56
Less Distributions to Shareholders:
Net realized short-term capital gains	—		(0.15)	(0.08)		—	—	—
Net realized long-term capital gains	—		(0.59)	(0.10)		—	—	—
Total Distributions	—		(0.74)	(0.18)		—	—	—
Net Asset Value, End of Period	$7.63		$8.40	$8.16		$7.18	$6.53	$5.67
Total Return	(9.17)%		11.84%	16.30%		9.79%	15.34%#	37.96%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$15,307		$17,405	$12,189		$9,133	$7,179	$4,657
Ratio of expenses to average net assets	0.40	%†	0.40%	0.40%		0.42%	0.50%	0.50%
Ratio of net investment loss to average
net assets	(0.10	)%†	(0.15)%	(0.39)%		(0.42)%	(0.47)%	(0.41)%
Portfolio turnover rate	6.58%		17.87%	5.63%		5.42%	5.50%	1.55%
Without fee waiver and expense
reimbursement:*
Ratio of expenses to average net assets	0.56	%†	0.49%	0.53%		0.67%	0.75%	0.81%
Ratio of net investment loss to average
net assets	(0.26	)%†	(0.24)%	(0.52)%		(0.67)%	(0.72)%	(0.73)%

See footnotes on page 46.

Financial Highlights (unaudited)

Growth Fund (continued)

	Six Months
	Ended	Year Ended December 31,
Class B	6/30/08	2007	2006	2005	2004	2003
Per Share Data:
Net Asset Value, Beginning of Period	$7.97	$7.77	$6.85	$6.28	$5.49	$4.00
Income (Loss) from Investment Operations:
Net investment loss	(0.03)	(0.08)	(0.08)	(0.08)	(0.07)	(0.05)
Net realized and unrealized gain (loss)
on investments	(0.73)	0.95	1.12	0.65	0.86	1.54
Total from Investment Operations	(0.76)	0.87	1.04	0.57	0.79	1.49
Less Distributions to Shareholders:
Net realized short-term capital gains	—	(0.08)	(0.02)	—	—	—
Net realized long-term capital gains	—	(0.59)	(0.10)	—	—	—
Total Distributions	—	(0.67)	(0.12)	—	—	—
Net Asset Value, End of Period	$7.21	$7.97	$7.77	$6.85	$6.28	$5.49
Total Return	(9.54)%	11.00%	15.30%	9.08%	14.39%#	37.25%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$5,449	$6,924	$5,411	$4,703	$4,041	$2,949
Ratio of expenses to average net assets	1.15%†	1.15%	1.16%	1.18%	1.25%	1.25%
Ratio of net investment loss to average
net assets	(0.85)%†	(0.90)%	(1.15)%	(1.18)%	(1.22)%	(1.16)%
Portfolio turnover rate	6.58%	17.87%	5.63%	5.42%	5.50%	1.55%
Without fee waiver and expense
reimbursement:*
Ratio of expenses to average net assets	1.31%†	1.24%	1.29%	1.43%	1.50%	1.56%
Ratio of net investment loss to average
net assets	(1.01)%†	(0.99)%	(1.28)%	(1.43)%	(1.47)%	(1.48)%

See footnotes on page 46.

Financial Highlights (unaudited)

Growth Fund (continued)

	Six Months
	Ended	Year Ended December 31,
Class C	6/30/08	2007	2006	2005	2004	2003
Per Share Data:
Net Asset Value, Beginning of Period	$7.97	$7.77	$6.85	$6.28	$5.49	$4.00
Income (Loss) from Investment Operations:
Net investment loss	(0.03)	(0.08)	(0.08)	(0.08)	(0.07)	(0.05)
Net realized and unrealized gain (loss)
on investments	(0.73)	0.95	1.12	0.65	0.86	1.54
Total from Investment Operations	(0.76)	0.87	1.04	0.57	0.79	1.49
Less Distributions to Shareholders:
Net realized short-term capital gains	—	(0.08)	(0.02)	—	—	—
Net realized long-term capital gains	—	(0.59)	(0.10)	—	—	—
Total Distributions	—	(0.67)	(0.12)	—	—	—
Net Asset Value, End of Period	$7.21	$7.97	$7.77	$6.85	$6.28	$5.49
Total Return	(9.54)%	11.00%	15.30%	9.08%	14.39%#	37.25%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$10,874	$11,144	$10,847	$8,756	$6,588	$5,695
Ratio of expenses to average net assets	1.16%†	1.16%	1.16%	1.18%	1.25%	1.25%
Ratio of net investment loss to average
net assets	(0.86)%†	(0.91)%	(1.15)%	(1.18)%	(1.22)%	(1.16)%
Portfolio turnover rate	6.58%	17.87%	5.63%	5.42%	5.50%	1.55%
Without fee waiver and expense
reimbursement:*
Ratio of expenses to average net assets	1.32%†	1.25%	1.29%	1.43%	1.50%	1.56%
Ratio of net investment loss to average
net assets	(1.02)%†	(1.00)%	(1.28)%	(1.43)%	(1.47)%	(1.48)%

See footnotes on page 46.

Financial Highlights (unaudited)

Growth Fund (continued)

	1/1/08
	to	Year Ended December 31,
Class D	5/16/08**	2007	2006	2005	2004	2003
Per Share Data:
Net Asset Value, Beginning of Period	$7.97	$7.78	$6.85	$6.28	$5.49	$4.00
Income (Loss) from Investment Operations:
Net investment loss	(0.03)	(0.08)	(0.08)	(0.08)	(0.07)	(0.05)
Net realized and unrealized gain (loss)
on investments	(0.10)	0.94	1.13	0.65	0.86	1.54
Total from Investment Operations	(0.13)	0.86	1.05	0.57	0.79	1.49
Less Distributions to Shareholders:
Net realized short-term capital gains	—	(0.08)	(0.02)	—	—	—
Net realized long-term capital gains	—	(0.59)	(0.10)	—	—	—
Total Distributions	—	(0.67)	(0.12)	—	—	—
Net Asset Value, End of Period	$7.84	$7.97	$7.78	$6.85	$6.28	$5.49
Total Return	(1.63)%	11.00%	15.30%	9.08%	14.39%#	37.25%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	—	$2,173	$1,788	$1,767	$1,340	$1,217
Ratio of expenses to average net assets	1.16%†	1.16%	1.16%	1.18%	1.25%	1.25%
Ratio of net investment loss to average
net assets	(1.16)%†	(0.91)%	(1.15)%	(1.18)%	(1.22)%	(1.16)%
Portfolio turnover rate	6.58%††	17.87%	5.63%	5.42%	5.50%	1.55%
Without fee waiver and expense
reimbursement:*
Ratio of expenses to average net assets	1.30%†	1.25%	1.29%	1.43%	1.50%	1.56%
Ratio of net investment loss to average
net assets	(1.30)%†	(1.00)%	(1.28)%	(1.43)%	(1.47)%	(1.48)%

See footnotes on page 46.

Financial Highlights (unaudited)

Moderate Growth Fund

	Six Months
	Ended	Year Ended December 31,
Class A	6/30/08	2007	2006	2005	2004	2003
Per Share Data:
Net Asset Value, Beginning of Period	$8.09	$7.61	$6.64	$6.18	$5.53	$4.19
Income from Investment Operations:
Net investment income	0.04	0.06	0.04	0.05	0.05	0.04
Net realized and unrealized gain (loss)
on investments	(0.70)	0.72	1.02	0.46	0.66	1.34
Total from Investment Operations	(0.66)	0.78	1.06	0.51	0.71	1.38
Less Distributions to Shareholders:
Net investment income	—	(0.06)	(0.04)	(0.05)	(0.05)	(0.04)
Net realized short-term capital gains	—	(0.13)	(0.05)	—	(0.01)	—
Net realized long-term capital gains	—	(0.11)	—	—	—	—
Total Distributions	—	(0.30)	(0.09)	(0.05)	(0.06)	(0.04)
Net Asset Value, End of Period	$7.43	$8.09	$7.61	$6.64	$6.18	$5.53
Total Return	(8.16)%	10.18%	16.00%	8.32%	12.79%#	32.96%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$16,349	$19,108	$15,138	$11,020	$7,313	$4,415
Ratio of expenses to average net assets	0.25%†	0.25%	0.25%	0.30%	0.50%	0.50%
Ratio of net investment income to average
net assets	0.97%†	0.76%	0.56%	0.73%	0.80%	0.87%
Portfolio turnover rate	7.86%	20.42%	6.55%	3.45%	16.84%	7.48%
Without fee waiver and expense
reimbursement:*
Ratio of expenses to average net assets	0.55%†	0.45%	0.47%	0.60%	0.70%	0.81%
Ratio of net investment income to average
net assets	0.67%†	0.56%	0.34%	0.43%	0.62%	0.56%

See footnotes on page 46.

Financial Highlights (unaudited)

Moderate Growth Fund (continued)

	Six Months
	Ended	Year Ended December 31,
Class B	6/30/08	2007		2006	2005		2004	2003
Per Share Data:
Net Asset Value, Beginning of Period	$7.97	$7.50		$6.55	$6.10		$5.47	$4.16
Income (Loss) from Investment Operations:
Net investment income (loss)	0.01	—	ø	(0.01)	—	ø	0.01	0.01
Net realized and unrealized gain (loss)
on investments	(0.69)	0.70		1.00	0.46		0.64	1.31
Total from Investment Operations	(0.68)	0.70		0.99	0.46		0.65	1.32
Less Distributions to Shareholders:
Net investment income	—	—	ø	—	—	ø	(0.01)	(0.01)
Net realized short-term capital gains	—	(0.12)		(0.04)	(0.01)		(0.01)	—
Net realized long-term capital gains	—	(0.11)		—	—		—	—
Total Distributions	—	(0.23)		(0.04)	(0.01)		(0.02)	(0.01)
Net Asset Value, End of Period	$7.29	$7.97		$7.50	$6.55		$6.10	$5.47
Total Return	(8.53)%	9.23%		15.13%	7.39%		12.11%#	31.71%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$5,360	$6,302		$7,110	$5,888		$4,360	$4,123
Ratio of expenses to average net assets	1.00%†	1.00%		1.01%	1.06%		1.25%	1.25%
Ratio of net investment income (loss)
to average net assets	0.22%†	0.01%		(0.20)%	(0.03)%		0.05%	0.12%
Portfolio turnover rate	7.86%	20.42%		6.55%	3.45%		16.84%	7.48%
Without fee waiver and expense
reimbursement:*
Ratio of expenses to average
net assets	1.30%†	1.20%		1.23%	1.36%		1.45%	1.56%
Ratio of net investment loss
to average net assets	(0.08)%†	(0.19)%		(0.42)%	(0.33)%		(0.14)%	(0.19)%

See footnotes on page 46.

Financial Highlights (unaudited)

Moderate Growth Fund (continued)

	Six Months
	Ended	Year Ended December 31,
Class C	6/30/08	2007		2006	2005		2004	2003
Per Share Data:
Net Asset Value, Beginning of Period	$7.97	$7.50		$6.55	$6.11		$5.47	$4.16
Income (Loss) from Investment Operations:
Net investment income (loss)	0.01	—	ø	(0.01)	—	ø	0.01	0.01
Net realized and unrealized gain (loss)
on investments	(0.69)	0.70		1.00	0.45		0.65	1.31
Total from Investment Operations	(0.68)	0.70		0.99	0.45		0.66	1.32
Less Distributions to Shareholders:
Net investment income	—	—	ø	—	—	ø	(0.01)	(0.01)
Net realized short-term capital gains	—	(0.12)		(0.04)	(0.01)		(0.01)	—
Net realized long-term capital gains	—	(0.11)		—	—		—	—
Total Distributions	—	(0.23)		(0.04)	(0.01)		(0.02)	(0.01)
Net Asset Value, End of Period	$7.29	$7.97		$7.50	$6.55		$6.11	$5.47
Total Return	(8.53)%	9.23%		15.13%	7.39%		12.11%#	31.71%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$14,106	$14,469		$13,659	$10,576		$7,981	$6,510
Ratio of expenses to average net assets	1.01%†	1.01%		1.01%	1.06%		1.25%	1.25%
Ratio of net investment income (loss)
to average net assets	0.21%†	—		(0.20)%	(0.03)%		0.05%	0.12%
Portfolio turnover rate	7.86%	20.42%		6.55%	3.45%		16.84%	7.48%
Without fee waiver and expense
reimbursement:*
Ratio of expenses to average
net assets	1.31%†	1.21%		1.23%	1.36%		1.46%	1.56%
Ratio of net investment loss
to average net assets	(0.09)%†	(0.20)%		(0.42)%	(0.33)%		(0.14)%	(0.19)%

See footnotes on page 46.

Financial Highlights (unaudited)

Moderate Growth Fund (continued)

	1/1/08
	to		Year Ended December 31,
Class D	5/16/08**		2007		2006	2005		2004	2003
Per Share Data:
Net Asset Value, Beginning of Period	$7.97		$7.50		$6.55	$6.11		$5.47	$4.16
Income (Loss) from Investment Operations:
Net investment income (loss)	—	ø	—	ø	(0.01)	—	ø	0.01	0.01
Net realized and unrealized gain (loss)
on investments	(0.10)		0.70		1.00	0.45		0.65	1.31
Total from Investment Operations	(0.10)		0.70		0.99	0.45		0.66	1.32
Less Distributions to Shareholders:
Net investment income	—		—	ø	—	—	ø	(0.01)	(0.01)
Net realized short-term capital gains	—		(0.12)		(0.04)	(0.01)		(0.01)	—
Net realized long-term capital gains	—		(0.11)		—	—		—	—
Total Distributions	—		(0.23)		(0.04)	(0.01)		(0.02)	(0.01)
Net Asset Value, End of Period	$7.87		$7.97		$7.50	$6.55		$6.11	$5.47
Total Return	(1.25)%		9.23%		15.13%	7.39%		12.11%#	31.71%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	—		$4,007		$3,543	$3,154		$1,999	$1,388
Ratio of expenses to average net assets	1.01	%†	1.01%		1.01%	1.06%		1.25%	1.25%
Ratio of net investment income (loss)
to average net assets	(0.09	)%†	—		(0.20)%	(0.03)%		0.05%	0.12%
Portfolio turnover rate	7.86	%††	20.42%		6.55%	3.45%		16.84%	7.48%
Without fee waiver and expense
reimbursement:*
Ratio of expenses to average
net assets	1.26	%†	1.21%		1.23%	1.36%		1.45%	1.56%
Ratio of net investment loss
to average net assets	(0.34	)%†	(0.20)%		(0.42)%	(0.33)%		(0.14)%	(0.19)%

See footnotes on page 46.

Financial Highlights (unaudited)

Balanced Fund

	Six Months
	Ended	Year Ended December 31,
Class A	6/30/08	2007	2006	2005	2004	2003
Per Share Data:
Net Asset Value, Beginning of Period	$6.30	$6.31	$5.67	$5.53	$5.13	$4.29
Income (Loss) from Investment Operations:
Net investment income	0.07	0.12	0.09	0.09	0.08	0.08
Net realized and unrealized gain (loss)
on investments	(0.43)	0.10	0.65	0.16	0.42	0.83
Total from Investment Operations	(0.36)	0.22	0.74	0.25	0.50	0.91
Less Distributions to Shareholders:
Net investment income	(0.06)	(0.12)	(0.09)	(0.09)	(0.08)	(0.07)
Net realized short-term capital gains	—	(0.11)	—	(0.02)	(0.02)	—
Return of capital	—	—	(0.01)	—	—	—
Total Distributions	(0.06)	(0.23)	(0.10)	(0.11)	(0.10)	(0.07)
Net Asset Value, End of Period	$5.88	$6.30	$6.31	$5.67	$5.53	$5.13
Total Return	(5.76)%	3.51%	13.09%	4.53%	9.90%#	21.44%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$7,612	$8,137	$6,823	$6,422	$5,092	$3,085
Ratio of expenses to average net assets	0.26%†	0.25%	0.25%	0.31%	0.50%	0.50%
Ratio of net investment income
to average net assets	2.31%†	1.82%	1.45%	1.60%	1.46%	1.52%
Portfolio turnover rate	12.04%	19.98%	10.82%	18.35%	25.59%	5.69%
Without fee waiver and expense
reimbursement:*
Ratio of expenses to average
net assets	0.82%†	0.71%	0.74%	0.82%	0.79%	0.73%
Ratio of net investment income
to average net assets	1.75%†	1.36%	0.96%	1.09%	1.19%	1.29%

See footnotes on page 46.

Financial Highlights (unaudited)

Balanced Fund (continued)

	Six Months
	Ended	Year Ended December 31,
Class B	6/30/08	2007	2006	2005	2004	2003
Per Share Data:
Net Asset Value, Beginning of Period	$6.30	$6.31	$5.67	$5.53	$5.13	$4.29
Income (Loss) from Investment Operations:
Net investment income	0.05	0.07	0.04	0.05	0.04	0.04
Net realized and unrealized gain (loss)
on investments	(0.43)	0.10	0.66	0.16	0.42	0.84
Total from Investment Operations	(0.38)	0.17	0.70	0.21	0.46	0.88
Less Distributions to Shareholders:
Net investment income	(0.04)	(0.07)	(0.04)	(0.05)	(0.04)	(0.04)
Net realized short-term capital gains	—	(0.11)	—	(0.02)	(0.02)	—
Return of capital	—	—	(0.02)	—	—	—
Total Distributions	(0.04)	(0.18)	(0.06)	(0.07)	(0.06)	(0.04)
Net Asset Value, End of Period	$5.88	$6.30	$6.31	$5.67	$5.53	$5.13
Total Return	(6.12)%	2.75%	12.25%	3.76%	9.09%#	20.55%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$1,897	$2,594	$2,755	$3,219	$3,932	$4,133
Ratio of expenses to average net assets	1.01%†	1.00%	1.00%	1.07%	1.25%	1.25%
Ratio of net investment income
to average net assets	1.56%†	1.07%	0.70%	0.84%	0.71%	0.77%
Portfolio turnover rate	12.04%	19.98%	10.82%	18.35%	25.59%	5.69%
Without fee waiver and expense
reimbursement:*
Ratio of expenses to average
net assets	1.57%†	1.46%	1.49%	1.58%	1.54%	1.48%
Ratio of net investment income
to average net assets	1.00%†	0.61%	0.21%	0.33%	0.44%	0.54%

See footnotes on page 46.

Financial Highlights (unaudited)

Balanced Fund (continued)

	Six Months
	Ended	Year Ended December 31,
Class C	6/30/08	2007	2006	2005	2004	2003
Per Share Data:
Net Asset Value, Beginning of Period	$6.30	$6.31	$5.67	$5.53	$5.13	$4.29
Income (Loss) from Investment Operations:
Net investment income	0.05	0.07	0.04	0.05	0.04	0.04
Net realized and unrealized gain (loss)
on investments	(0.43)	0.10	0.66	0.16	0.42	0.84
Total from Investment Operations	(0.38)	0.17	0.70	0.21	0.46	0.88
Less Distributions to Shareholders:
Net investment income	(0.04)	(0.07)	(0.04)	(0.05)	(0.04)	(0.04)
Net realized short-term capital gains	—	(0.11)	—	(0.02)	(0.02)	—
Return of capital	—	—	(0.02)	—	—	—
Total Distributions	(0.04)	(0.18)	(0.06)	(0.07)	(0.06)	(0.04)
Net Asset Value, End of Period	$5.88	$6.30	$6.31	$5.67	$5.53	$5.13
Total Return	(6.12)%	2.75%	12.25%	3.76%	9.09%#	20.55%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$7,109	$5,686	$5,733	$5,382	$6,149	$6,665
Ratio of expenses to average net assets	1.01%†	1.00%	1.00%	1.07%	1.25%	1.25%
Ratio of net investment income
to average net assets	1.56%†	1.07%	0.70%	0.84%	0.71%	0.77%
Portfolio turnover rate	12.04%	19.98%	10.82%	18.35%	25.59%	5.69%
Without fee waiver and expense
reimbursement:*
Ratio of expenses to average
net assets	1.57%†	1.46%	1.49%	1.58%	1.54%	1.48%
Ratio of net investment income
to average net assets	1.00%†	0.61%	0.21%	0.33%	0.44%	0.54%

See footnotes on page 46.

Financial Highlights (unaudited)

Balanced Fund (continued)

	1/1/08
	to		Year Ended December 31,
Class D	5/18/08**		2007	2006	2005	2004	2003
Per Share Data:
Net Asset Value, Beginning of Period	$6.30		$6.31	$5.67	$5.53	$5.13	$4.29
Income from Investment Operations:
Net investment income	0.04		0.07	0.04	0.05	0.04	0.04
Net realized and unrealized gain (loss)
on investments	—	ø	0.10	0.66	0.16	0.42	0.84
Total from Investment Operations	0.04		0.17	0.70	0.21	0.46	0.88
Less Distributions to Shareholders:
Net investment income	(0.03)		(0.07)	(0.04)	(0.05)	(0.04)	(0.04)
Net realized short-term capital gains	—		(0.11)	—	(0.02)	(0.02)	—
Return of capital	—		—	(0.02)	—	—	—
Total Distributions	(0.03)		(0.18)	(0.06)	(0.07)	(0.06)	(0.04)
Net Asset Value, End of Period	$6.31		$6.30	$6.31	$5.67	$5.53	$5.13
Total Return	0.63%		2.75%	12.25%	3.76%	9.09%#	20.55%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	—		$1,909	$1,672	$1,904	$1,106	$1,431
Ratio of expenses to average net assets	1.01	%†	1.00%	1.00%	1.07%	1.25%	1.25%
Ratio of net investment income
to average net assets	1.56	%†	1.07%	0.70%	0.84%	0.71%	0.77%
Portfolio turnover rate	12.04	%††	19.98%	10.82%	18.35%	25.59%	5.69%
Without fee waiver and expense
reimbursement:*
Ratio of expenses to average
net assets	1.54	%†	1.46%	1.49%	1.58%	1.54%	1.48%
Ratio of net investment income
to average net assets	1.03	%†	0.61%	0.21%	0.33%	0.44%	0.54%

*	The Manager, at its discretion, reimbursed certain expenses and waived certain management fees for the years presented (Note 4).
**	Date of conversion to Class C shares.
ø	Less than + or – $0.005.
†	Annualized.
††	Computed at the Fund level for the six months ended June 30, 2008.
#	Excluding the effect of the payments to certain of the underlying Seligman Funds received from the Manager in 2004, total return would have been as follows:

Aggressive Growth Fund		Growth Fund		Moderate Growth Fund		Balanced Fund
Class A	15.43%	Class A	15.30%	Class A	12.77%	Class A	9.89%
Class B	14.41	Class B	14.35	Class B	12.09	Class B	9.08
Class C	14.41	Class C	14.35	Class C	12.09	Class C	9.08
Class D	14.41	Class D	14.35	Class D	12.09	Class D	9.08
See Notes to Financial Statements.

Board of Directors

Maureen Fonseca 2,3
• Head of School, The Masters School
• Trustee, New York State Association
of Independent Schools and Greens
Farms Academy
• Commissioner, Middle States Association

John R. Galvin 1, 3
• Dean Emeritus, Fletcher School of Law and
Diplomacy at Tufts University
• Chairman Emeritus, American Council on
Germany

John F. Maher 1, 3
• Retired President, Chief Executive Officer, and
former Director, Great Western Financial
Corporation and its principal subsidiary, Great
Western Bank

Frank A. McPherson 2, 3
• Retired Chairman of the Board and Chief
Executive Officer, Kerr-McGee Corporation
• Director, DCP Midstream GP, LLP, Integris
Health, Oklahoma Medical Research
Foundation, Oklahoma Foundation for
Excellence in Education, National Cowboy and
Western Heritage Museum, and Oklahoma
City Museum of Art

Betsy S. Michel 2, 3
• Attorney
• Trustee, The Geraldine R. Dodge Foundation
and Drew University
William C. Morris
• Chairman and Director, J. & W. Seligman & Co.
Incorporated, Seligman Advisors, Inc., Seligman
Services, Inc., and Carbo Ceramics Inc.
• Director, Seligman Data Corp.
• President and Chief Executive Officer,
The Metropolitan Opera Association

Leroy C. Richie 1, 3
• Counsel, Lewis & Munday, P.C.
• Director, Vibration Control Technologies, LLC
• Lead Outside Director, Digital Ally Inc. and
Infinity, Inc.
• Director and Chairman, Highland Park
Michigan Economic Development Corp.
• Chairman, Detroit Public Schools Foundation

Robert L. Shafer 2, 3
• Ambassador and Permanent Observer of the
Sovereign Military Order of Malta to the
United Nations

James N. Whitson 1, 3
• Retired Executive Vice President and Chief
Operating Officer, Sammons Enterprises, Inc.
• Director, CommScope, Inc.

Brian T. Zino
• Director and President,
J. & W. Seligman & Co. Incorporated
• Chairman, Seligman Data Corp.
• Director, Seligman Advisors, Inc. and Seligman
Services, Inc.
• Member of the Board of Governors,
Investment Company Institute

Member:	1 Audit Committee
2 Director Nominating Committee
3 Board Operations Committee

Executive Officers

William C. Morris
Chairman
Brian T. Zino
President and Chief Executive Officer
Eleanor T.M. Hoagland
Vice President and Chief Compliance Officer
Charles W. Kadlec
Vice President
Thomas G. Rose
Vice President
Lawrence P. Vogel
Vice President and Treasurer
Paul B. Goucher
Secretary

Additional Fund Information

Fund Symbols
Aggresive Growth Fund
Class A: STHAX
Class B: SBTHX
Class C: STHCX

Growth Fund
Class A: SATWX
Class B: STWBX
Class C: STWCX

Moderate Growth Fund
Class A: SANAX
Class B: SANBX
Class C: STNCX

Balanced Fund
Class A: SATVX
Class B: STVBX
Class C: STVCX	Manager
J. & W. Seligman & Co.
Incorporated
100 Park Avenue
New York, NY 10017

Shareholder Service Agent
Seligman Data Corp.
100 Park Avenue
New York, NY 10017

Mail Inquiries to:
P.O. Box 9759
Providence, RI 02940-9759

General Distributor
Seligman Advisors, Inc.
100 Park Avenue
New York, NY 10017

General Counsel
Sullivan & Cromwell LLP

Important Telephone Numbers
(800) 221-2450 Shareholder Services
(800) 445-1777 Retirement Plan
                         Services
(212) 682-7600 Outside the
                         United States
(800) 622-4597 24-Hour Automated
                         Telephone Access
                         Service

Quarterly Schedule of Investments

A complete schedule of portfolio holdings owned by the Series will be filed with the SEC for the first and third quarter of each fiscal year on Form N-Q, and will be available to shareholders (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US or (ii) on the SEC’s website at www.sec.gov.1 In addition, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Certain of the information contained in the Fund’s Form N-Q is also made available to shareholders on Seligman’s website at www.seligman.com.1

Proxy Voting

A description of the policies and procedures used by the Series to determine how to vote proxies relating to portfolio securities as well as information regarding how the Series voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US and (ii) on the SEC’s website at www.sec.gov.1 Information for each new 12-month period ending June 30 will be available no later than August 31 of that year.

1

These website references are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this report or the Series’ prospectus or statement of additional information.

Go paperless —
sign up for E-Delivery
at www.seligman.com
This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Capital Stock of Seligman Asset Allocation Series, Inc., which contains information about the investment objectives, risks, charges, and expenses of the Series, each of which should be considered carefully before investing or sending money.
THF2 6/08

ITEM 2.	CODE OF ETHICS.
Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	INVESTMENTS.
(a)	Schedule I – Investments in securities of unaffiliated issuers.
Included in Item 1 above.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)	The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.
(a)(1)	Not applicable.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)	Not applicable.

(b)	Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN ASSET ALLOCATION SERIES, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	September 2, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	September 2, 2008

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	September 2, 2008

SELIGMAN ASSET ALLOCATION SERIES, INC.

EXHIBIT INDEX
(a)(1)	Not applicable.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by
Rule 30a-2(b) of the Investment Company Act of 1940.